UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------

                              350 CALIFORNIA STREET
                                   SUITE 1600
                             SAN FRANCISCO, CA 94104
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 67.4% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.9%
   Coach *                                                  5,675   $       208
   Comcast, Cl A *                                         11,758           248
   Entravision Communications, Cl A * (A)                  18,140           165
   Kohl's *                                                 3,922           216
   Lamar Advertising, Cl A (A)                              7,295           390
   News, Cl B (A)                                          18,325           420
   Nordstrom (A)                                            3,435           135
   Staples                                                  7,935           185
   Starbucks *                                              4,805           128
   Target                                                   4,840           297
   Tiffany                                                  2,975           161
                                                                    -----------
                                                                          2,553
                                                                    -----------
CONSUMER STAPLES - 7.7%
   Altria Group                                             5,935           433
   Avon Products (A)                                        3,195           131
   Colgate-Palmolive                                        4,435           338
   CVS Caremark                                            13,200           551
   Kellogg (A)                                              4,580           242
   PepsiCo                                                  7,120           525
   Procter & Gamble                                        12,695           883
   Wal-Mart Stores                                          5,560           251
                                                                    -----------
                                                                          3,354
                                                                    -----------
ENERGY - 6.8%
   Exxon Mobil                                             17,008         1,565
   Occidental Petroleum                                     4,900           338
   Suncor Energy                                            7,430           812
   Tenaris ADR                                              4,490           241
                                                                    -----------
                                                                          2,956
                                                                    -----------
FINANCIALS - 11.9%
   American Express                                         3,650           222
   American International Group                            11,687           738
   Bank of America                                         17,705           855
   Citigroup                                               22,327           936
   Goldman Sachs Group                                        990           245
   JPMorgan Chase                                          17,728           833
   Merrill Lynch                                            6,295           416
   Wells Fargo                                             17,290           588
   XL Capital, Cl A                                         4,725           340
                                                                    -----------
                                                                          5,173
                                                                    -----------
HEALTH CARE - 6.7%
   Abbott Laboratories                                      7,910           432

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
   Allergan (A)                                             3,385   $       229
   Gilead Sciences * (A)                                    7,730           357
   Johnson & Johnson                                        2,510           164
   Medtronic (A)                                            7,405           351
   Merck                                                    7,130           415
   Novartis (A)                                             6,000           319
   Pfizer                                                   7,115           175
   Schering-Plough                                          7,205           220
   WellPoint *                                              3,075           244
                                                                    -----------
                                                                          2,906
                                                                    -----------
INDUSTRIALS - 9.2%
   Danaher                                                  9,050           775
   Emerson Electric (A)                                     4,545           238
   General Electric                                        44,170         1,818
   Honeywell International                                  8,235           497
   Rockwell Automation                                      5,600           386
   United Technologies                                      3,800           291
                                                                    -----------
                                                                          4,005
                                                                    -----------
INFORMATION TECHNOLOGY - 13.2%
   Accenture, Cl A                                          7,550           295
   Applied Materials (A)                                   10,105           196
   Cisco Systems *                                         29,740           983
   Citrix Systems * (A)                                     7,240           311
   Corning                                                 11,315           274
   EMC *                                                   10,810           274
   Google, Cl A *                                             250           177
   Intel                                                   20,935           563
   International Business Machines                          3,090           359
   Intersil, Cl A (A)                                      15,155           460
   Microsoft                                               23,245           856
   Nokia ADR                                                4,900           195
   Oracle *                                                 9,840           218
   Qualcomm                                                 3,955           169
   Symantec *                                               7,230           136
   Texas Instruments (A)                                    8,680           283
                                                                    -----------
                                                                          5,749
                                                                    -----------
MATERIALS - 2.2%
   Alcoa (A)                                                5,885           233
   Praxair (A)                                              6,495           555
   Weyerhaeuser (A)                                         2,000           152
                                                                    -----------
                                                                            940
                                                                    -----------


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.8%
   Verizon Communications                                  17,435   $       803
                                                                    -----------
UTILITIES - 2.0%
   Cleco (A)                                               15,995           421
   Exelon                                                   2,030           168
   ITC Holdings (A)                                         5,155           295
                                                                    -----------
                                                                            884
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $22,675)                                                     29,323
                                                                    -----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.9%
--------------------------------------------------------------------------------
   FHLMC Gold
      6.500%, 11/01/09                                 $       30            31
      6.000%, 09/01/17                                        128           131
      6.000%, 02/01/28                                         69            70
      5.500%, 08/01/21                                        255           256
      5.000%, 10/01/20                                         51            50
      4.500%, 03/01/18                                         47            45
      4.500%, 05/01/19                                         63            61
   FHLMC, CMO REMIC, Ser 1626, Cl PT
      6.000%, 12/15/08                                         31            31
   FNMA
      8.000%, 08/01/24                                          5             6
      8.000%, 05/01/25                                         31            32
      8.000%, 07/01/26                                          7             7
      7.500%, 09/01/26                                          6             6
      7.000%, 09/01/25                                         10            11
      7.000%, 07/01/26                                         24            25
      7.000%, 09/01/26                                         10            10
      7.000%, 12/01/27                                         25            26
      6.500%, 05/01/14                                         68            70
      6.500%, 03/01/24                                          7             7
      6.500%, 01/01/28                                         29            30
      6.500%, 05/01/29                                         16            17
      6.000%, 08/01/14                                        123           125
      6.000%, 02/01/17                                        133           135
      6.000%, 03/01/28                                         85            86
      6.000%, 05/01/28                                         24            24
      5.500%, 12/01/17                                        131           131

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      5.500%, 11/01/33                                 $      241   $       238
      5.500%, 09/01/34                                        201           199
      5.500%, 04/01/36                                        362           357
      5.000%, 12/01/17                                         43            43
      5.000%, 04/01/18                                        215           213
      5.000%, 05/01/18                                        235           232
      5.000%, 11/01/18                                         18            18
      5.000%, 03/01/34                                        148           143
      5.000%, 08/01/34                                        198           191
      5.000%, 07/01/35                                        211           203
      4.500%, 02/01/19                                        147           143
      4.500%, 05/01/19                                        368           356
      4.500%, 06/01/19                                         50            48
      4.500%, 07/01/20                                        304           295
      4.000%, 09/01/18                                         35            33
      4.000%, 05/01/19                                        410           388
      3.500%, 03/25/17                                        207           201
   GNMA
      7.500%, 05/15/24                                         13            14
      7.500%, 09/15/25                                         11            12
      7.500%, 09/15/26                                         13            13
      7.500%, 01/15/27                                         11            11
      7.000%, 02/15/26                                         25            26
      7.000%, 08/15/26                                         14            15
      7.000%, 10/15/27                                         28            30
      7.000%, 03/15/29                                         31            33
      6.500%, 09/15/08                                         10            10
      6.500%, 06/15/23                                          6             6
      6.500%, 04/15/26                                         13            13
      6.500%, 05/15/28                                         27            28
      6.500%, 01/15/29                                         38            39
      6.000%, 11/15/08                                         11            11
      6.000%, 02/15/29                                        141           143
      6.000%, 04/15/29                                         64            65
                                                                    -----------

   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $5,978)                                                       5,193
                                                                    -----------


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 9.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 1.7%
   Comcast Cable
      6.875%, 06/15/09                                 $      150   $       154
   News America
      5.300%, 12/15/14                                        100            99
   Time Warner
      7.480%, 01/15/08                                        300           301
   Time Warner Entertainment
      8.375%, 03/15/23                                        175           206
                                                                    -----------
                                                                            760
                                                                    -----------
CONSUMER STAPLES - 0.2%
   Safeway
      7.500%, 09/15/09                                        100           104
                                                                    -----------
ENERGY - 0.6%
   Kinder Morgan
      7.250%, 03/01/28                                        275           260
                                                                    -----------
FINANCIALS - 2.7%
   Associates
      6.950%, 11/01/18                                        175           192
   Citigroup
      6.200%, 03/15/09                                        150           153
   GE Global Insurance
      7.750%, 06/15/30                                        200           230
   HSBC Bank USA (A)
      3.875%, 09/15/09                                        200           196
   Morgan Stanley
      6.750%, 04/15/11                                        200           209
   Wachovia
      3.625%, 02/17/09                                        175           171
                                                                    -----------
                                                                          1,151
                                                                    -----------
FOREIGN GOVERNMENTS - 1.1%
   Hydro Quebec, Ser HY
      8.400%, 01/15/22                                        150           196
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                        250           278
                                                                    -----------
                                                                            474
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 0.8%
   HCA
      7.875%, 02/01/11                                 $      200   $       197
   United Health Group
      5.250%, 03/15/11                                        150           151
                                                                    -----------
                                                                            348
                                                                    -----------
INDUSTRIALS - 0.3%
   General Electric
      5.000%, 02/01/13                                        150           149
                                                                    -----------
INFORMATION TECHNOLOGY - 0.8%
   Cisco Systems
      5.250%, 02/22/11                                        175           177
   International Business Machines
      6.500%, 01/15/28                                        100           106
      5.700%, 09/14/17                                         50            51
                                                                    -----------
                                                                            334
                                                                    -----------
TELECOMMUNICATIONS - 0.4%
   Bell Atlantic of Maryland
      8.000%, 10/15/29                                         75            87
   New England Telephone & Telegraph
      7.875%, 11/15/29                                         50            56
                                                                    -----------
                                                                            143
                                                                    -----------
UTILITIES - 0.8%
   Baltimore Gas & Electric, MTN, Ser G
      5.780%, 10/01/08                                        150           150
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                        200           194
                                                                    -----------
                                                                            344
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $4,131)                                                          4,067
                                                                    -----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.4%
--------------------------------------------------------------------------------
   U.S. Treasury Bonds
      8.125%, 08/15/19 (A)                                    100           131
      7.250%, 05/15/16 (A)                                    500           599
      7.125%, 02/15/23 (A)                                    100           125
   U.S. Treasury Inflation Index Note
      3.000%, 07/15/12 (A)                                    608           639
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,484)                                                       1,494
                                                                    -----------


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTE - 2.9%
--------------------------------------------------------------------------------
   Bear Stearns (B)
        5.138%, 11/07/07                               $    1,250   $     1,250
                                                                    -----------
   TOTAL MASTER NOTE
        (Cost $1,250)                                                     1,250
                                                                    -----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.5%
--------------------------------------------------------------------------------
   CenterPoint Energy Transition Bond Co. II,
      Ser A, Cl A3
      5.090%, 08/01/15                                        225           222
   Chase Mortgage Finance, Ser S1, Cl A3
      5.500%, 02/25/19                                        230           229
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                                         15            15
   Lehman Mortgage Trust, Ser 8, Cl 1A1 ^
      6.000%, 08/25/37                                        298           296
   Merrill Lynch Mortgage Trust, Ser MW1,
      Cl A3
      5.403%, 07/12/34                                        125           126
   PG&E Energy Recovery Funding,
      Ser 2005-2, Cl A2
      5.030%, 03/25/14                                        200           201
   TXU Electric Delivery Transition Bond, Ser 1,
      Cl A3
      5.290%, 05/15/18                                        120           119
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                                        291           289
                                                                    -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $725)                                                         1,497
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.0%
--------------------------------------------------------------------------------
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $2,154,278
      (collateralized by a U.S. Treasury
      obligation, par value $2,177,000,
      4.625%, 02/29/08, total market
      value $2,197,618)                                     2,154         2,154
   Greenwich Capital (B)
      5.138%, dated 10/31/07, matures on
      11/01/07, repurchase price $3,500,500
      (collateralized by various corporate
      obligations, ranging in par value from
      $700- $34,243,200, 0.000%-15.825%,
      02/07/08-07/25/47, total market value
      $3,675,001)                                           3,500         3,500

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $1,716,189
      (collateralized by a corporate obligation,
      par value $1,725,935, 6.000%, 10/01/37,
      total market value $1,750,375)                   $    1,716   $     1,716
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $7,370)                                                       7,370
                                                                    -----------

TOTAL INVESTMENTS - 115.5%
   (Cost $43,613) ++                                                $    50,194
                                                                    ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $43,463,499.

*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2007 IS $296 (000).

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $43,613 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,267 (000) AND $ (686) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $6,288,951.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
CMO - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 95.0% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.1%
   Aftermarket Technology *                                20,400   $       704
   Aldila                                                  16,800           305
   Buckle                                                   9,700           418
   California Coastal Communities * (A)                    19,800           192
   Cato, Cl A                                              21,300           428
   Cooper Tire & Rubber (A)                                17,600           392
   DeVry                                                   11,600           634
   Dorman Products *                                       19,580           276
   Dress Barn * (A)                                        15,500           254
   Factory Card & Party Outlet * (A)                       23,900           392
   G-III Apparel Group * (A)                               17,700           288
   Greenfield Online * (A)                                 25,700           392
   ICF International *                                     10,000           310
   Interactive Data (A)                                    17,300           556
   International Speedway, Cl A                            10,400           462
   J Alexander's                                           22,800           301
   Lacrosse Footwear                                       20,100           355
   Lakeland Industries * (A)                               22,185           268
   Lear * (A)                                               9,000           320
   Luby's *                                                56,800           628
   McCormick & Schmick's Seafood
      Restaurants * (A)                                    10,400           177
   Men's Wearhouse                                         16,100           680
   Movado Group (A)                                        20,000           602
   Navarre * (A)                                           77,100           289
   PC Mall * (A)                                           26,800           469
   Phillips-Van Heusen                                     13,700           655
   Pomeroy IT Solutions *                                  33,200           274
   QEP *                                                   22,300           238
   RC2 * (A)                                                9,100           271
   Saga Communications, Cl A *                              5,000            37
   Sonic Automotive, Cl A                                  12,000           303
   Stage Stores                                            12,750           239
   Steiner Leisure *                                        7,000           315
   Steven Madden                                           11,800           263
   Tefron                                                  36,500           248
   Universal Electronics *                                 14,500           523
   Warnaco Group *                                         10,100           411
   Wolverine World Wide                                    26,400           677
   World Wrestling Entertainment, Cl A (A)                 24,800           377
                                                                    -----------
                                                                         14,923
                                                                    -----------
CONSUMER STAPLES - 4.3%
   Casey's General Stores (A)                              18,900           539

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER STAPLES - (CONTINUED)
   Corn Products International                             14,100      $    600
   Flowers Foods                                           15,750           346
   Hain Celestial Group * (A)                               8,300           291
   J&J Snack Foods                                         22,500           801
   National Beverage (A)                                   31,280           260
   Oil-Dri of America                                      14,600           286
   Performance Food Group *                                 9,900           267
   Pricesmart (A)                                          25,500           725
   Schiff Nutrition International                          42,300           236
   Seaboard                                                   100           163
   WD-40 (A)                                                7,800           309
                                                                    -----------
                                                                          4,823
                                                                    -----------
ENERGY - 6.6%
   Basic Energy Services * (A)                             23,200           459
   CE Franklin *                                           23,900           246
   Global Industries * (A)                                 36,500           899
   Gulfmark Offshore * (A)                                 14,600           680
   Lufkin Industries (A)                                   12,800           761
   Massey Energy                                           24,900           789
   NATCO Group, Cl A *                                      9,900           528
   Newpark Resources * (A)                                 52,900           332
   Oil States International *                               8,600           371
   Rosetta Resources *                                     26,200           498
   Royale Energy                                           81,000           285
   SEACOR Holdings *                                        3,300           302
   T-3 Energy Services, Cl 3 *                             19,400           922
   World Fuel Services                                     10,000           443
                                                                    -----------
                                                                          7,515
                                                                    -----------
FINANCIALS - 19.4%
   ACA Capital Holdings * (A)                              24,800            86
   Advanta, Cl B                                            8,700           137
   Agree Realty REIT (A)                                   16,000           518
   AmCOMP *                                                22,500           223
   Ameris Bancorp (A)                                      11,800           199
   Amerisafe *                                             15,000           243
   AmeriServ Financial * (A)                               51,000           165
   Ashford Hospitality Trust REIT                          24,100           237
   Aspen Insurance Holdings                                20,200           553
   Bancorp * (A)                                           18,700           336
   Bancorpsouth (A)                                        12,200           296
   BancTrust Financial Group (A)                           10,400           140
   Bank of Granite (A)                                     13,825           175


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

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Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   Bank of Marin Bancorp                                    7,700   $       241
   Banner (A)                                              13,800           451
   Cash America International                              26,900         1,049
   Citizens * (A)                                          51,700           445
   City Bank (A)                                           16,900           405
   Community Trust Bancorp (A)                             12,400           361
   Cooperative Bankshares (A)                              16,800           275
   Cowlitz Bancorp *                                       19,600           276
   Delphi Financial Group, Cl A                            18,350           711
   Entertainment Properties Trust REIT                      8,300           455
   FelCor Lodging Trust REIT (A)                           12,300           258
   First Mariner Bancorp *                                 27,300           205
   First Niagara Financial Group (A)                       16,800           222
   First Security Group                                    27,200           272
   FNB                                                      6,800           196
   Hallmark Financial Services * (A)                       26,800           449
   Hanmi Financial                                         22,000           242
   Harleysville Group                                      20,500           639
   Heritage Commerce                                       12,500           232
   Intervest Bancshares, Cl A                               6,700           140
   Kite Realty Group Trust REIT                            18,100           328
   Knight Capital Group, Cl A * (A)                        16,200           217
   LTC Properties REIT (A)                                 19,700           499
   Mercer Insurance Group                                  13,900           254
   MetroCorp Bancshares                                    11,350           157
   MicroFinancial                                          67,900           418
   Mid-America Apartment
      Communities REIT (A)                                  5,000           260
   National Health Investors REIT (A)                      17,400           510
   NewStar Financial * (A)                                 18,600           187
   Nicholas Financial * (A)                                20,400           169
   NorthStar Realty Finance REIT (A)                       24,900           233
   Ocwen Financial * (A)                                   26,800           200
   Odyssey Re Holdings                                     22,900           851
   Oppenheimer Holdings, Cl A                               9,900           423
   Philadelphia Consolidated Holding *                      7,500           306
   PMC Commercial Trust REIT                               21,500           282
   Premierwest Bancorp (A)                                 23,100           275
   Procentury                                              18,600           277
   Provident Bankshares (A)                                 9,900           244
   PS Business Parks REIT (A)                               6,000           350
   Riverview Bancorp (A)                                   20,500           290
   Selective Insurance Group (A)                           13,100           318
   Specialty Underwriters' Alliance *                      37,000           261
   Sterling Financial (A)                                   6,800           153

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   SWS Group                                               15,700    $      298
   Texas Capital Bancshares *                              13,300           294
   United America Indemnity, Cl A *                        33,300           734
   United Security Bancshares (A)                           9,200           200
   United Western Bancorp                                  13,200           284
   Urstadt Biddle Properties, Cl A REIT                    25,400           422
   Whitney Holding (A)                                     16,200           416
   Wilmington Trust                                        18,500           673
   Winthrop Realty Trust REIT (A)                          69,400           379
                                                                    -----------
                                                                         21,994
                                                                    -----------
HEALTH CARE - 6.4%
   Allied Healthcare International *                      100,000           270
   Analogic                                                15,700           897
   Biovail (A)                                             19,600           392
   Escalon Medical * (A)                                   47,300           221
   Harvard Bioscience *                                    58,700           282
   HealthTronics *                                         38,715           184
   Integramed America *                                    23,750           324
   Kewaunee Scientific                                     16,400           255
   Lannett * (A)                                           56,600           272
   Medcath *                                               10,000           277
   Memry *                                                118,700           188
   Microtek Medical Holdings *                             61,000           382
   National Home Health Care                               23,300           287
   Osteotech *                                             40,900           285
   Parexel International *                                 12,100           557
   Res-Care *                                              18,800           462
   Somanetics *                                            14,900           290
   STERIS                                                  10,000           290
   Synovis Life Technologies *                             31,200           745
   Varian *                                                 5,200           384
                                                                    -----------
                                                                          7,244
                                                                    -----------
INDUSTRIALS - 20.3%
   ABM Industries (A)                                      12,100           285
   Accuride *                                              20,800           212
   Acuity Brands                                           18,600           889
   AirNet Systems *                                        89,700           203
   Allied Motion Technologies *                            42,100           194
   Ampco-Pittsburgh                                        12,100           485
   Apogee Enterprises                                      16,700           393
   Applied Industrial Technologies (A)                     27,900           989
   Atlas Air Worldwide Holdings * (A)                      10,500           615


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
   Belden CDT                                              10,400   $       606
   CDI (A)                                                 21,900           603
   Comfort Systems USA                                     75,100         1,098
   Con-way                                                 11,700           498
   Curtiss-Wright (A)                                       8,900           501
   Eastern (A)                                             14,300           285
   Ecology And Environment, Cl A                           23,100           282
   EMCOR Group * (A)                                       33,600         1,157
   Ennis (A)                                               35,400           724
   EnPro Industries *                                      13,200           541
   Excel Maritime Carriers, Cl A                            7,900           558
   First Consulting Group *                                34,600           439
   Gardner Denver * (A)                                    16,800           607
   Genlyte Group *                                         10,700           697
   Gorman-Rupp (A)                                         14,300           554
   GP Strategies *                                         31,900           351
   Hawk, Cl A *                                            23,000           366
   Interface, Cl A                                         27,900           534
   Kansas City Southern * (A)                              10,500           406
   Key Technology *                                         9,800           295
   Lennox International                                    20,300           725
   LSI Industries                                          17,200           325
   Metalico * (A)                                          40,800           463
   Mueller Industries                                      19,100           687
   Nashua *                                                25,800           314
   Regal-Beloit (A)                                        12,100           593
   Robbins & Myers                                          5,000           361
   Steelcase, Cl A (A)                                     38,600           690
   Thomas & Betts *                                        15,200           851
   Tredegar                                                17,800           310
   URS *                                                   16,700         1,032
   US Airways Group *                                      14,700           407
   Viad                                                    10,100           358
   Waste Industries USA (A)                                15,500           558
                                                                    -----------
                                                                         23,041
                                                                    -----------
INFORMATION TECHNOLOGY - 13.7%
   Advanced Energy Industries *                            31,500           504
   Aetrium *                                               73,700           415
   Analysts International *                               150,600           255
   Astro-Med                                               24,300           245

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
   ATMI *                                                  13,400   $       431
   AVX                                                     26,100           403
   Communications Systems                                  25,100           277
   Computer Task Group *                                   61,800           304
   Convergys *                                             35,900           658
   Datalink * (A)                                          26,700           114
   En Pointe Technologies *                                78,000           243
   Evolving Systems *                                     150,500           269
   Forrester Research * (A)                                15,200           361
   Insight Enterprises *                                   20,100           556
   Integrated Electrical Services * (A)                    17,400           406
   Integrated Silicon Solution *                           46,400           308
   Littelfuse *                                            15,000           477
   Mantech International, Cl A *                           13,600           541
   Mattson Technology *                                    66,900           581
   Mediware Information Systems *                          31,600           220
   Micros Systems *                                         4,900           352
   MKS Instruments *                                       28,300           568
   NetScout Systems *                                      29,600           458
   Network Engines * (A)                                  130,400           233
   NU Horizons Electronics * (A)                           23,500           168
   Park Electrochemical (A)                                14,300           448
   PC-Tel *                                                28,200           246
   Pegasystems (A)                                         48,500           568
   Performance Technologies *                              48,200           272
   Radyne *                                                28,700           296
   SMTC *                                                 123,500           275
   Superior Essex * (A)                                    17,500           582
   Technitrol                                              19,900           585
   Tessco Technologies *                                   22,900           349
   Trio Tech International                                 24,400           283
   United Online                                           31,500           554
   Viasat * (A)                                            15,000           457
   Vicon Industries *                                      26,900           278
   Westell Technologies, Cl A *                           108,100           209
   White Electronic Designs *                              44,900           242
   Zoran *                                                 22,400           571
                                                                    -----------
                                                                         15,562
                                                                    -----------
MATERIALS - 6.4%
   Aceto                                                   34,700           305
   American Pacific *                                      19,900           373
   Aptargroup                                              11,400           510
   Arch Chemicals (A)                                      13,700           625
   Cabot                                                    6,200           217


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - (CONTINUED)
   Carpenter Technology                                     4,700   $       681
   Commercial Metals                                       17,400           546
   Core Molding Technologies *                             34,500           256
   FMC                                                     13,700           788
   HB Fuller                                               24,300           715
   Innospec                                                23,200           494
   Rock-Tenn, Cl A (A)                                     16,000           466
   RPM International                                       34,100           731
   Spartech                                                21,000           323
   UFP Technologies *                                      49,800           284
                                                                    -----------
                                                                          7,314
                                                                    -----------
TELECOMMUNICATION SERVICES - 0.8%
   Atlantic Telegraph-Network (A)                           8,986           323
   EMS Technologies * (A)                                  12,600           353
   Relm Wireless                                           65,000           259
                                                                    -----------
                                                                            935
                                                                    -----------
UTILITIES - 4.0%
   Allete (A)                                              11,500           503
   Atmos Energy                                            24,200           679
   Avista (A)                                              35,800           789
   El Paso Electric *                                      23,300           567
   Energen                                                  7,000           448
   Laclede Group (A)                                       21,400           745
   Southern Union                                          24,541           773
                                                                    -----------
                                                                          4,504
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $97,003)                                                    107,855
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 4.4%
--------------------------------------------------------------------------------
   Liquid Funding LLC (B) (C)
      4.850%, 11/30/07                                   $  2,500         2,500
   National City Bank (B) (C)
      5.009%, 11/30/07                                      2,500         2,501
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $5,001)                                                       5,001
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTES - 4.4%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.138%, 11/07/07                                      2,500         2,500

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTES - (CONTINUED)
--------------------------------------------------------------------------------
   JPMorgan (B)
      5.038%, 11/15/07                                   $  2,500   $     2,500
                                                                    -----------
   TOTAL MASTER NOTES
      (Cost $5,000)                                                       5,000
                                                                    -----------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES - 4.1%
--------------------------------------------------------------------------------
   iShares Russell 2000
      Value Index Fund (A)                                 27,700         2,146
   iShares S&P SmallCap 600
      Value Index Fund (A)                                 27,500         2,095
   Rydex S&P Smallcap 600
      Pure Value ETF (A)                                   10,500           388
                                                                    -----------

   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $3,963)                                                       4,629
                                                                    -----------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 2.2%
--------------------------------------------------------------------------------
   Barclays Bank NY
      5.160%, 01/22/08                                   $  2,500         2,500
                                                                    -----------

   TOTAL CERTIFICATE OF DEPOSIT
      (Cost $2,500)                                                       2,500
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.0%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.013%, dated 10/31/07, matures on
      11/01/07, repurchase price $8,501,184
      (collateralized by various corporate
      obligations, ranging in par value from
      $595,000- $1,487,500, 0.000%-6.010%,
      03/20/18-06/25/37, total market value
      $8,925,092)                                           8,500         8,500


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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $1,533,814
      (collateralized by a U.S. Treasury
      obligation, par value $1,519,000,
      4.750%, 02/15/10, total market
      value $1,564,477)                                  $  1,534   $     1,534
   Greenwich Capital (B)
      5.138%, dated 10/31/07, matures on
      11/01/07, repurchase price $5,000,714
      (collateralized by various corporate
      obligations, ranging in par value from
      $1,000- $48,918,857, 0.000%-15.825%,
      02/07/08-07/25/47, total market value
      $5,250,001)                                           5,000         5,000
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $769,934
      (collateralized by a corporate obligation,
      par value $774,306, 6.000%, 10/01/37,
      total market value $785,271)                            770           770
   Merrill Lynch (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $3,500,488
      (collateralized by various corporate
      obligations, ranging in par value from
      $280- $2,032,100, 0.000%-6.000%,
      11/15/10-05/10/37, total market value
      $3,675,407)                                           3,500         3,500
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $19,304)                                                     19,304
                                                                    -----------

TOTAL INVESTMENTS - 127.1%
   (Cost $132,771) ++                                               $   144,289
                                                                    ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS $113,584,435.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $132,834 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18,730 (000) AND $ (7,275) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $29,015,078.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

CL - CLASS
ETF - EXCHANGE TRADED FUND
LLC - LIMITED LIABILITY COMPANY
NY - NEW YORK
REIT - REAL ESTATE INVESTMENT TRUST
S&P - STANDARD & POOR'S

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 99.5% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.6%
   Brunswick (A)                                           70,400   $     1,571
   Carnival                                                12,900           619
   Gannett                                                 54,400         2,307
   Home Depot                                              67,795         2,136
   Johnson Controls                                        28,200         1,233
   Leggett & Platt                                         70,200         1,364
   Liz Claiborne (A)                                       24,400           695
   Lowe's                                                  41,800         1,124
   Ryland Group (A)                                         7,900           224
   Walt Disney (A)                                         28,300           980
                                                                    -----------
                                                                         12,253
                                                                    -----------
CONSUMER STAPLES - 9.7%
   ConAgra Foods                                           65,700         1,559
   Dean Foods                                              49,500         1,375
   Kimberly-Clark                                          27,305         1,936
   Kroger                                                  18,200           535
   Pepsi Bottling Group                                   108,500         4,674
   Safeway                                                 78,400         2,666
   Wal-Mart Stores                                         21,000           949
                                                                    -----------
                                                                         13,694
                                                                    -----------
ENERGY - 9.5%
   BJ Services                                             19,900           501
   Chevron                                                 55,900         5,116
   ConocoPhillips                                          52,930         4,497
   Marathon Oil                                            14,600           863
   Nabors Industries *                                     87,300         2,451
                                                                    -----------
                                                                         13,428
                                                                    -----------
FINANCIALS - 20.0%
   Allstate                                                57,000         2,987
   American International Group                            36,300         2,291
   Assurant (A)                                            24,700         1,444
   Bank of America                                         74,180         3,581
   CIT Group                                               53,400         1,882
   Goldman Sachs Group                                     18,110         4,490
   JPMorgan Chase                                          58,420         2,746
   Keycorp                                                 24,900           708
   Morgan Stanley                                          59,700         4,015
   National City (A)                                       22,400           543
   Safeco                                                  23,300         1,349

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   XL Capital, Cl A                                        31,100   $     2,238
                                                                    -----------
                                                                         28,274
                                                                    -----------
HEALTH CARE - 10.6%
   Amgen *                                                 28,700         1,668
   Charles River Laboratories *                             8,000           464
   Cigna                                                   11,000           577
   Johnson & Johnson                                       25,700         1,675
   King Pharmaceuticals *                                 113,500         1,203
   McKesson                                                 6,500           430
   Merck                                                   16,700           973
   Pfizer                                                 194,709         4,792
   Quest Diagnostics (A)                                   25,200         1,340
   Universal Health Services, Cl B                         37,900         1,847
                                                                    -----------
                                                                         14,969
                                                                    -----------
INDUSTRIALS - 12.5%
   3M                                                      16,300         1,408
   General Electric                                        72,455         2,982
   Lockheed Martin                                         10,100         1,111
   Northrop Grumman                                        52,160         4,361
   Parker Hannifin                                         64,050         5,148
   Ryder System (A)                                        55,000         2,632
                                                                    -----------
                                                                         17,642
                                                                    -----------
INFORMATION TECHNOLOGY - 18.4%
   ADC Telecommunications * (A)                            44,400           830
   Affiliated Computer Services, Cl A *                    37,800         1,915
   Applied Materials                                      143,900         2,795
   Computer Sciences *                                     31,600         1,845
   EMC *                                                  195,100         4,954
   Intel                                                  125,540         3,377
   International Business Machines                         23,360         2,713
   Lexmark International, Cl A * (A)                       23,100           970
   Microsoft                                               51,025         1,878
   Molex                                                   10,500           300
   Symantec *                                             198,900         3,735
   Teradyne *                                              56,500           697
                                                                    -----------
                                                                         26,009
                                                                    -----------
MATERIALS - 4.0%
   Alcoa                                                   46,840         1,855
   Dow Chemical                                            31,200         1,405
   Freeport-McMoRan Copper & Gold                          13,400         1,577


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - (CONTINUED)
   International Paper                                     22,600   $       835
                                                                    -----------
                                                                          5,672
                                                                    -----------
TELECOMMUNICATIONS - 3.6%
   CenturyTel                                              10,100           445
   Verizon Communications                                 101,900         4,695
                                                                    -----------
                                                                          5,140
                                                                    -----------
UTILITIES - 2.6%
   DTE Energy (A)                                          37,800         1,875
   NiSource                                                15,700           321
   Pinnacle West Capital                                   25,200         1,018
   Progress Energy (A)                                     11,400           547
                                                                    -----------
                                                                          3,761
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $129,414)                                                   140,842
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTES - 2.7%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.138%, 11/07/07                                 $    1,250         1,250
   JPMorgan (B)
      5.038%, 11/15/07                                      2,500         2,500
                                                                    -----------

   TOTAL MASTER NOTES
      (Cost $3,750)                                                       3,750
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 1.8%
--------------------------------------------------------------------------------
   Liquid Funding LLC (B) (C)
      4.839%, 06/11/08                                      2,500         2,499
                                                                    -----------

   TOTAL CORPORATE OBLIGATION
      (Cost $2,499)                                                       2,499
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.6%
--------------------------------------------------------------------------------
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $919,631
      (collateralized by a U.S. Treasury
      obligation, par value $911,000,
      4.750%, 02/15/10, total market
      value $938,274)                                   $     920   $       920
   Greenwich Capital (B)
      5.138%, dated 10/31/07, matures on
      11/01/07, repurchase price $1,000,143
      (collateralized by various corporate
      obligations, ranging in par value from
      $200- $9,783,771, 0.000%-15.825%,
      02/07/08-07/25/47, total market value
      $1,050,000)                                           1,000         1,000
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $373,109
      (collateralized by a corporate obligation,
      par value $375,228, 6.000%, 10/01/37,
      total market value $380,541)                            373           373
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $2,293)                                                       2,293
                                                                    -----------

TOTAL INVESTMENTS - 105.6%
   (Cost $137,956) ++                                               $   149,384
                                                                    ===========


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $141,490,532.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $137,956 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,674 (000) AND $ (9,246) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $7,374,447.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

CL - CLASS
LLC - LIMITED LIABILITY COMPANY

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                               John M. Loder, Esq.

                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 95.9% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.3%
   Comcast, Cl A *                                         30,000   $       632
   Garmin (A) ++++                                         14,100         1,514
   IAC/InterActiveCorp *                                   18,250           538
   Nintendo ADR                                            12,500           975
                                                                    -----------
                                                                          3,659
                                                                    -----------
HEALTH CARE - 9.8%
   Alcon ++++                                               6,800         1,035
   Allergan                                                14,000           946
   Amylin Pharmaceuticals * (A)                            13,000           585
   Applera - Applied Biosystems Group                      19,000           706
   BioMarin Pharmaceuticals *                              40,000         1,109
   Celgene *                                               12,000           792
   Cephalon * (A)                                          12,500           922
   Cerner * (A)                                            13,000           774
   Eli Lilly                                               16,500           893
   Genentech *                                              7,000           519
   Genzyme *                                               14,000         1,064
   Gilead Sciences *                                       14,600           674
   Hologic * (A)                                           10,000           679
   Invitrogen * (A)                                         8,500           772
   Medicines * (A)                                         27,000           517
   Myriad Genetics * (A)                                    9,500           526
   NuVasive *                                              16,000           685
   SuperGen * (A)                                          55,000           248
   Thermo Fisher Scientific *                              17,000         1,000
   Trizetto Group *                                        60,200           984
                                                                    -----------
                                                                         15,430
                                                                    -----------
INDUSTRIALS - 0.5%
   Monster Worldwide *                                     18,400           746
                                                                    -----------
INFORMATION TECHNOLOGY - 81.6%
   Accenture, Cl A                                         30,000         1,172
   Adobe Systems *                                         50,000         2,395
   Advanced Energy Industries *                            18,600           298
   Advanced Micro Devices * (A)                            30,150           394
   Akamai Technologies * (A)                               10,050           394
   Altera                                                  53,000         1,040
   Amdocs * ++++                                           34,900         1,201
   Amkor Technology * (A)                                  29,250           331
   Analog Devices                                          21,650           724
   Anixter International * (A)                              5,550           399
   Apple *                                                 35,875         6,814

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
   Applied Materials                                       85,000   $     1,651
   Arrow Electronics *                                      9,700           388
   ASML Holding, Cl G ++++                                 41,777         1,459
   Autodesk *                                              13,500           660
   Automatic Data Processing                               29,800         1,477
   Avnet *                                                 20,100           839
   BEA Systems *                                           41,400           700
   Broadcom, Cl A *                                        55,000         1,790
   Cadence Design Systems *                                41,900           821
   Check Point Software Technologies *                     28,500           720
   Checkfree * (A)                                         16,900           803
   Ciena * (A)                                             12,000           574
   Cisco Systems *                                        170,000         5,620
   Citrix Systems *                                        10,000           430
   Clicksoftware Technologies *                            30,000           169
   Cognizant Technology Solutions, Cl A *                  51,800         2,148
   Cognos * ++++                                           17,600           886
   CommScope *                                             11,500           542
   Comverse Technology * (A)                               42,000           807
   Corning                                                115,500         2,803
   Dell *                                                  35,400         1,083
   eBay *                                                  45,000         1,625
   Electronic Arts *                                       28,000         1,711
   EMC *                                                  157,900         4,009
   F5 Networks *                                           16,000           576
   Fiserv *                                                14,000           776
   Flextronics International *                             62,000           763
   Formfactor * (A)                                        26,600         1,040
   GigaMedia *                                             20,200           495
   Google, Cl A *                                           9,525         6,734
   Harris                                                  13,150           796
   Hewlett-Packard                                         97,700         5,049
   Immersion * (A)                                         22,000           356
   Intel                                                  101,450         2,729
   International Business Machines                         26,250         3,048
   Intersil, Cl A                                          32,300           980
   Intuit *                                                21,750           700
   Juniper Networks *                                      70,000         2,520
   Kla-Tencor (A)                                          25,000         1,316
   Lam Research *                                          25,900         1,300
   Linear Technology (A)                                   21,950           725
   Marvell Technology Group * ++++                         95,000         1,713
   MasTec *                                                24,400           385
   Maxim Integrated Products                               43,300         1,173


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
   McAfee *                                                32,500  $      1,344
   MEMC Electronic Materials *                             32,050         2,347
   Microchip Technology                                    18,000           597
   Microsoft                                              129,950         4,783
   Motorola                                                33,250           625
   National Semiconductor                                  34,300           862
   Network Appliance *                                     39,700         1,250
   Nokia ADR                                               85,600         3,400
   Novellus Systems *                                       6,300           179
   Nvidia *                                                52,425         1,855
   ON Semiconductor * (A)                                  47,625           486
   Oracle *                                               118,800         2,634
   Paychex                                                 17,900           748
   Qualcomm                                                70,600         3,017
   Quality Systems (A)                                     13,900           504
   Red Hat *                                               37,700           814
   Research In Motion *                                    36,000         4,482
   Salesforce.com * (A)                                    15,750           888
   Samsung Electronics GDR ++ (A)                           3,000           915
   SanDisk *                                               16,250           722
   SAP ADR (A)                                             25,400         1,379
   Siliconware Precision Industries ADR (A)                94,069         1,089
   Superior Essex *                                         7,000           233
   Symantec *                                              42,710           802
   Taiwan Semiconductor Manufacturing ADR                  56,962           607
   Technitrol                                              13,400           394
   Tessera Technologies *                                   8,450           323
   Texas Instruments                                       59,700         1,946
   Varian Semiconductor Equipment
     Associates *                                          17,000           782
   VeriSign *                                              38,400         1,309
   VMware, Cl A * (A)                                      12,500         1,560
   Xilinx                                                  50,800         1,240
   Yahoo! *                                                69,875         2,173
                                                                    -----------
                                                                        128,340
                                                                    -----------
TELECOMMUNICATIONS - 1.7%
   American Tower, Cl A *                                  18,050           798
   Millicom International Cellular *                        8,950         1,051

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - (CONTINUED)
   NII Holdings *                                          14,900   $       864
                                                                    -----------
                                                                          2,713
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $103,275)                                                    150,888
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTES - 3.2%
--------------------------------------------------------------------------------
   Bear Stearns (B)
     5.138%, 11/07/07                                   $   2,500         2,500
   JPMorgan (B)
     5.038%, 11/15/07                                       2,500         2,500
                                                                    -----------

   TOTAL MASTER NOTES
     (Cost $5,000)                                                        5,000
                                                                    -----------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES - 3.0%
--------------------------------------------------------------------------------
   iShares Dow Jones US
     Pharmaceuticals Index Fund (A)                        14,000           774
   Powershares QQQ (A)                                     73,200         4,029
                                                                    -----------

   TOTAL REGISTERED INVESTMENT COMPANIES
     (Cost $4,217)                                                        4,803
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 1.6%
--------------------------------------------------------------------------------
   National City Bank (B) (C)
     5.009%, 04/18/08                                       2,500         2,501
                                                                    -----------

   TOTAL CORPORATE OBLIGATION
     (Cost $2,501)                                                        2,501
                                                                    -----------


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.6%
--------------------------------------------------------------------------------
   Barclays Bank NY (B)
     5.160%, 01/22/08                                   $   2,500   $     2,500
                                                                    -----------
   TOTAL CERTIFICATE OF DEPOSIT
     (Cost $2,500)                                                        2,500
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.3%
--------------------------------------------------------------------------------
   Bear Stearns (B)
     5.013%, dated 10/31/07, matures on
     11/01/07, repurchase price $6,000,836
     (collateralized by various corporate
     obligations, ranging in par value from
     $420,000- $1,050,000, 0.000%-6.010%,
     03/20/18-06/25/37, total market value
     $6,300,065)                                            6,000         6,000
   Deutsche Bank
     4.550%, dated 10/31/07, matures on
     11/01/07, repurchase price $1,684,109
     (collateralized by a U.S. Treasury
     obligation, par value $1,702,000, 4.625%,
     02/29/05, total market value $1,718,119)               1,684         1,684
   Greenwich Capital (B)
     5.138%, dated 10/31/07, matures on
     11/01/07, repurchase price $6,500,928
     (collateralized by various corporate
     obligations, ranging in par value from
     $1,300- $63,594,514, 0.000%-15.825%,
     02/07/08-07/25/47, total market value
     $6,825,001)                                            6,500         6,500
   Lehman Brothers (B)
     5.018%, dated 10/31/07, matures on
     11/01/07, repurchase price $395,525
     (collateralized by a corporate obligation,
     par value $397,771, 6.000%, 10/01/37,
     total market value $403,404)                             395           395
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
     (Cost $14,579)                                                      14,579
                                                                    -----------

TOTAL INVESTMENTS - 114.6%
   (Cost $132,072) +++                                              $   180,271
                                                                    ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $157,260,199.

*     NON-INCOME PRODUCING SECURITY.

++++ SECURITY IS DOMICILED OUTSIDE THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1993 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2007, WAS $915,000 AND REPRESENTED 0.6% OF NET ASSETS.

+++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $132,081 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $51,737 (000) AND $ (3,547) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $22,108,579.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
GDR - GLOBAL DEPOSITARY RECIEPT
NY - NEW YORK

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS. WWW.HIGHMARKFUNDS.COM


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 97.3% +
--------------------------------------------------------------------------------
AUSTRALIA - 2.9%
   Australia & New Zealand
      Banking Group ^ (A)                                  21,000   $       593
   Babcock & Brown ^ (A)                                   20,000           579
   Babcock & Brown Wind Partners ^                        300,000           516
   BHP Billiton ^                                          40,128         1,747
   Commonwealth Bank of Australia ^                        12,000           691
   CSL ^                                                   30,000         1,030
   Energy Resources of Australia ^ (A)                     35,000           715
   Incitec Pivot ^ (A)                                      7,000           581
   Leighton Holdings ^ (A)                                 12,000           702
   Lend Lease ^                                            40,000           750
   Macquarie Bank ^ (A)                                     8,000           639
   QBE Insurance Group ^                                   30,000           918
   Rio Tinto ^ (A)                                         11,000         1,141
   Woolworths ^                                            35,000         1,097
   WorleyParsons ^                                         20,000           904
                                                                    -----------
                                                                         12,603
                                                                    -----------
AUSTRIA - 0.4%
   Erste Bank der Oesterreichischen
      Sparkassen ^                                          7,000           570
   OMV ^                                                    4,330           325
   Telekom Austria ^                                        9,000           259
   Voestalpine ^                                            5,000           452
                                                                    -----------
                                                                          1,606
                                                                    -----------
BELGIUM - 0.9%
   Bekaert ^                                                3,000           414
   Brederode ^                                             10,500           476
   Delhaize Group ^                                         5,000           477
   Groupe Bruxelles Lambert ^                               4,730           606
   InBev ^                                                  6,400           606
   KBC Groep ^                                              5,000           703
   Umicore ^                                                3,000           750
                                                                    -----------
                                                                          4,032
                                                                    -----------
BRAZIL - 2.1%
   All America Latina Logistica                            42,000           666
   Banco Bradesco ADR (A)                                  42,064         1,436
   Banco Itau Holding Financeira ADR (A)                   42,000         1,199
   Cia de Bebidas das Americas ADR                          7,500           613

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
BRAZIL - (CONTINUED)
   Cia Vale do Rio Doce ADR                                80,000   $     3,014
   Cosan Industria e Comercio                               1,000            16
   Petroleo Brasileiro ADR                                 26,000         2,486
                                                                    -----------
                                                                          9,430
                                                                    -----------
CANADA - 1.7%
   Agnico-Eagle Mines                                       9,300           529
   Agrium *                                                 6,500           413
   Alcan (A)                                                5,000           505
   CAE                                                     23,000           310
   Canadian Natural Resources                               5,000           416
   EnCana                                                   5,000           350
   HudBay Minerals *                                       16,000           462
   Niko Resources                                           4,500           505
   Potash Corp of Saskatchewan                              7,000           872
   Research In Motion *                                    10,400         1,298
   Rogers Communications, Cl B                              6,500           332
   Royal Bank of Canada (A)                                 6,000           356
   Suncor Energy                                            3,000           328
   Teck Cominco, Cl B                                       7,000           351
   Toronto-Dominion Bank (A)                                4,500           340
                                                                    -----------
                                                                          7,367
                                                                    -----------
CZECH REPUBLIC - 0.2%
   CEZ ^                                                   10,500           763
                                                                    -----------
DENMARK - 1.4%
   AP Moeller - Maersk ^                                       70           970
   Carlsberg, Cl B ^                                        4,000           541
   Danske Bank ^                                           15,000           664
   DSV ^                                                   27,000           718
   FLSmidth ^                                               8,000           873
   Novo-Nordisk, Cl B ^                                    10,000         1,247
   Vestas Wind Systems * ^                                 11,000           987
                                                                    -----------
                                                                          6,000
                                                                    -----------
FINLAND - 2.2%
   Fortum ^                                                20,000           870
   Konecranes ^                                            15,000           676
   Metso ^                                                 17,000         1,038
   Nokia ADR                                              110,000         4,369
   Nokian Renkaat ^                                        15,000           568
   Rautaruukki ^                                           10,000           576
   Sampo, Cl A ^                                           25,000           785
   YIT ^                                                   22,000           681
                                                                    -----------
                                                                          9,563
                                                                    -----------


--------------------------------------------------------------------------------
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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FRANCE - 8.4%
   Air Liquide ^                                            8,000   $     1,105
   Alstom ^                                                 5,000         1,186
   AXA ^                                                   39,311         1,766
   BNP Paribas ^                                           17,780         1,971
   Bouygues ^                                              15,000         1,448
   Capital Gemini ^                                        14,000           897
   Carrefour ^                                             14,000         1,012
   Cie Generale de Geophysique-Veritas * ^                  4,000         1,309
   Compagnie Generale des
      Etablissements Michelin, Cl B ^                       7,500         1,010
   Credit Agricole ^                                       15,100           598
   Euler Hermes ^                                           7,500         1,008
   France Telecom ++ ^                                     30,000         1,110
   Groupe Danone ^                                         14,000         1,205
   Lafarge ^                                                5,000           817
   L'Oreal ^                                                6,000           790
   LVMH Moet Hennessy Louis Vuitton ^                       6,000           775
   Nexans ^                                                 7,000         1,196
   Pernod-Ricard ^                                          3,000           695
   PPR ^                                                    6,000         1,193
   Renault ^                                                6,000         1,014
   Sanofi-Aventis ++ ^                                     15,746         1,385
   Schneider Electric ^                                     6,000           830
   Societe Generale ^                                      11,410         1,928
   Sodexho Alliance ^                                      17,000         1,231
   Suez * ^                                                20,000         1,305
   Total ^                                                 37,520         3,028
   Unibail-Rodamco ^                                        2,611           652
   Vallourec ^                                              2,200           641
   Veolia Environnement ^                                  15,750         1,410
   Vinci ^                                                 12,000           990
   Vivendi ^                                               25,500         1,152
                                                                    -----------
                                                                         36,657
                                                                    -----------
GERMANY - 10.4%

   Adidas ^                                                15,000         1,001
   Allianz ^                                                9,590         2,160
   Arques Industries ^                                     13,000           565
   BASF ^                                                  12,000         1,661
   Bayer ^                                                 20,000         1,670
   Beiersdorf ^                                            15,000         1,189
   Celesio ^                                                9,000           511
   Commerzbank ^                                           30,900         1,309
   Continental ^                                            6,000           908

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
GERMANY - (CONTINUED)
   DaimlerChrysler ^                                       25,000   $     2,735
   Deutsche Bank ^                                          9,000         1,197
   Deutsche Boerse ^                                        8,000         1,260
   Deutsche Telekom ^                                      41,860           860
   E.ON ^                                                  19,000         3,715
   Fresenius Medical Care KGaA ^                           20,000         1,059
   GEA Group ^                                             20,000           751
   Infineon Technologies * ^                               46,000           676
   Kontron ^                                               25,000           634
   KUKA ^                                                  13,000           528
   Lanxess ^                                               19,500           976
   Linde ^                                                  8,000         1,014
   MAN ^                                                   12,000         2,146
   Metro ^                                                  7,000           635
   Muenchener Rueckversicherungs ^ (A)                      4,000           768
   RWE ^                                                   15,000         2,049
   SAP ^                                                   25,000         1,352
   SGL Carbon * ^                                          23,333         1,363
   Siemens ^                                               24,000         3,255
   Software ^                                               6,000           560
   ThyssenKrupp ^                                          43,000         2,864
   United Internet ^                                       30,000           658
   Volkswagen ^                                            10,000         2,859
   Wirecard * ^                                            40,000           702
                                                                    -----------
                                                                         45,590
                                                                    -----------
GREECE - 0.7%
   Alpha Bank AE ^                                          9,000           334
   Cosmote Mobile Telecommunications ^                      9,000           311
   EFG Eurobank Ergasias ^                                  8,000           312
   Fourlis Holdings ^                                       8,000           323
   Hellenic Exchanges Holding
      Clearing Settlement and Registry ^                   10,000           350
   Hellenic Telecommunications
      Organization ^                                       11,000           404
   Mytilineos Holdings ^                                    5,000           298
   National Bank of Greece ^                                6,000           419
   Piraeus Bank ^                                           8,000           322
                                                                    -----------
                                                                          3,073
                                                                    -----------
HONG KONG - 6.4%
   Angang Steel, Cl H ^                                   350,000         1,289
   Cheung Kong Holdings ^                                  45,000           883
   China Coal Energy ^                                    630,000         2,138
   China Infrastructure Machinery Holdings ^              300,000           666


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HONG KONG - (CONTINUED)
   China Life Insurance, Cl H ^                           140,000   $       934
   China LotSynergy Holdings * ^                        7,000,000         1,018
   China Merchants Holdings International ^               110,000           776
   China Mobile ^                                          90,000         1,861
   China Netcom Group ^                                   100,000           307
   China Oilfield Services, Cl H ^                        600,000         1,469
   China Overseas Land & Investment ^                     439,583         1,052
   China Petroleum & Chemical, Cl H ^                     500,000           796
   China Resources Enterprise ^                           200,000           877
   China Resources Power Holdings ^                       340,000         1,272
   China Shenhua Energy ^                                 227,000         1,463
   Chinese Estates Holdings ^                             190,000           385
   Citic Pacific ^                                        130,000           820
   Esprit Holdings ^                                       40,000           668
   First Pacific ^                                        900,000           689
   Hang Lung Properties ^                                 200,000           962
   Hong Kong Exchanges and Clearing ^                      62,000         2,070
   Hopewell Holdings ^                                    130,000           674
   Lee & Man Paper Manufacturing ^                        210,000           840
   Li & Fung ^                                             79,400           377
   Rexcapital Financial Holdings * ^                    5,200,000         1,082
   Shenzhen Investment ^                                  700,000           677
   Sinofert Holdings ^                                    800,000           755
   Sun Hung Kai Properties ^                               23,000           440
   VTech Holdings ^                                        75,000           640
                                                                    -----------
                                                                         27,880
                                                                    -----------
HUNGARY - 0.2%
   MOL Hungarian Oil and Gas ^                              2,000           310
   OTP Bank ^                                               7,000           381
                                                                    -----------
                                                                            691
                                                                    -----------
ICELAND - 0.1%
   Kaupthing Bank Hf ^                                     35,000           656
                                                                    -----------
INDIA - 1.8%
   Bharat Heavy Electricals ^                              25,000         1,674
   Bharti Airtel * ^                                       39,000         1,008
   ICICI Bank ADR                                          10,000           695
   Jain Irrigation Systems ^                               66,000           985
   Larsen & Toubro ^                                        7,000           766
   Reliance Industries ^                                   13,000           928
   State Bank of India ^                                   16,000           851

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDIA - (CONTINUED)
   Sterlite Industries India ADR * ^                       35,000   $       909
                                                                    -----------
                                                                          7,816
                                                                    -----------
INDONESIA - 0.8%
   Astra International ^                                  120,000           342
   Bank Rakyat Indonesia ^                                400,000           346
   Bumi Resources ^                                     2,700,000         1,448
   International Nickel Indonesia ^                        40,000           402
   Telekomunikasi Indonesia ^                             400,000           481
   Timah ^                                                200,000           436
                                                                    -----------
                                                                          3,455
                                                                    -----------
ITALY - 1.9%
   AEM ^ (A)                                              132,000           557
   Assicurazioni Generali ^                                19,800           944
   Enel ^ (A)                                              50,000           599
   ENI ^ (A)                                               40,000         1,461
   Fiat ^                                                  26,000           843
   Intesa Sanpaolo ^                                      182,763         1,450
   Italmobiliare ^                                          4,000           493
   Saipem ^                                                11,000           488
   UniCredito Italiano ^                                  150,000         1,290
                                                                    -----------
                                                                          8,125
                                                                    -----------
JAPAN - 13.0%
   Asahi Glass ^                                           60,000           827
   Astellas Pharma ^                                       30,000         1,332
   Bridgestone ^                                           50,000         1,107
   Canon ^                                                 24,000         1,215
   Daiichi Sankyo ^                                        40,000         1,138
   DOWA HOLDINGS ^                                         70,000           820
   FUJIFILM Holdings ^                                     25,000         1,196
   Hitachi Construction Machinery ^                        30,000         1,231
   Honda Motor ^                                           40,000         1,498
   HOYA ^                                                  15,000           546
   Ibiden ^                                                16,000         1,357
   Isuzu Motors ^                                         150,000           748
   Japan Steel Works ^                                     60,000           982
   Japan Tobacco ^                                            200         1,166
   JFE Holdings ^                                          20,000         1,171
   Juki ^                                                  90,000           768
   KDDI ^                                                     150         1,133
   Makita ^                                                23,000         1,108
   Marubeni ^                                             110,000           945


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
JAPAN - (CONTINUED)
   Mitsubishi ^                                            50,000   $     1,557
   Mitsubishi Electric ^                                  100,000         1,219
   Mitsubishi Heavy Industries ^                          160,000           932
   Mitsui ^                                                45,000         1,168
   Mitsui Engineering & Shipbuilding ^ (A)                150,000           883
   Mitsui Fudosan ^                                        40,000         1,107
   Mitsui Mining * ^ (A)                                  370,000         1,523
   Mitsui OSK Lines ^                                     100,000         1,653
   Mizuho Financial Group ^                                   220         1,237
   NGK Insulators ^ (A)                                    30,000         1,064
   Nikon ^                                                 35,000         1,123
   Nintendo ^                                               4,000         2,541
   Nippon Mining Holdings ^                               100,000           946
   Nomura Holdings ^                                       35,000           624
   Olympus ^                                               25,000         1,041
   ORIX ^                                                   4,000           821
   SBI Holdings ^                                           2,500           793
   Sharp ^                                                 50,000           789
   Shin-Etsu Chemical ^                                    16,000         1,027
   Sony ^                                                  20,000           988
   Sumitomo ^                                              70,000         1,220
   Sumitomo Mitsui Financial Group ^                          200         1,639
   Suzuki Motor ^                                          25,000           822
   Takeda Pharmaceutical ^                                 20,000         1,250
   Tokai Carbon ^                                          85,000         1,066
   Tokuyama ^ (A)                                          60,000           838
   Tokyo Electron ^                                        15,000           881
   Toray Industries ^                                     110,000           849
   Toshiba ^ (A)                                          200,000         1,694
   Toyota Motor ^                                          40,000         2,290
   West Japan Railway ^                                       250         1,251
                                                                    -----------
                                                                         57,124
                                                                    -----------
LUXEMBOURG - 0.1%
   Tenaris ^                                               25,000           669
                                                                    -----------
MALAYSIA - 0.6%
   Bumiputra-Commerce Holdings ^                           95,000           331
   Digi.Com ^                                              53,000           399
   Genting ^                                              220,000           548
   Lafarge Malayan Cement Berhad ^                        600,000           330
   Sime Darby                                             134,000           450
   Tanjong ^                                               47,000           248

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MALAYSIA - (CONTINUED)
   Tenaga Nasional ^                                      100,000   $       282
                                                                    -----------
                                                                          2,588
                                                                    -----------
MAURITIUS - 0.2%
   Golden Agri-Resources ^                                600,000           735
                                                                    -----------
MEXICO - 1.3%
   America Movil ADR                                       18,000         1,177
   Carso Global Telecom *                                  82,000           394
   Cemex ADR *                                             12,226           375
   Empresas ICA Sociedad
      Controladora ADR *                                   15,000           420
   Fomento Economico Mexicano ADR                          12,000           427
   Grupo Aeroportuario del Pacifico ADR                     6,000           315
   Grupo Financiero Banorte, Cl O (A)                      70,000           329
   Grupo Mexico, Ser B                                     60,000           547
   Grupo Televisa ADR                                      10,400           258
   Telefonos de Mexico ADR                                 12,000           439
   Urbi Desarrollos Urbanos de C.V. * (A)                  50,000           193
   Wal-Mart de Mexico, Ser V                              154,200           627
                                                                    -----------
                                                                          5,501
                                                                    -----------
NETHERLANDS - 5.0%
   ABN AMRO Holding ^                                      30,000         1,625
   Aegon ^                                                 43,000           892
   Akzo Nobel ^                                             7,000           564
   ArcelorMittal ^                                         34,625         2,774
   ASML Holding ^                                          26,666           929
   Fortis ^                                                32,000         1,028
   Fugro ^                                                 10,000           879
   Heineken ^                                              18,000         1,264
   ING Groep ^                                             50,000         2,260
   Koninklijke DSM ^                                       10,000           568
   Koninklijke KPN ^                                       65,000         1,228
   Koninklijke Philips Electronics ^                       20,020           828
   Royal Dutch Shell, Cl A ^                               68,000         2,982
   Royal Dutch Shell, Cl B GBP ^                           28,733         1,253
   Telegraph Atlas * ^                                     20,000           801
   TNT ^                                                   20,000           821
   TomTom * ^ (A)                                          10,000           800
   Wolters Kluwer ^                                        15,000           471
                                                                    -----------
                                                                         21,967
                                                                    -----------
NORWAY - 2.7%
   DnB NOR ^                                               60,500         1,003


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
NORWAY - (CONTINUED)
   Norsk Hydro ^                                           52,500   $       772
   Orkla ^                                                 55,000         1,029
   ProSafe ^                                               35,000           624
   Renewable Energy AS * ^ (A)                             22,000         1,131
   SeaDrill * ^                                            30,000           719
   Statoil ^                                               92,265         3,146
   Tandberg ^                                              25,000           640
   Telenor ^                                               60,000         1,414
   Yara International ^                                    35,000         1,365
                                                                    -----------
                                                                         11,843
                                                                    -----------
PAPUA NEW GUINEA - 0.1%
   Lihir Gold * ^                                         150,000           595
                                                                    -----------
PHILIPPINES - 0.2%
   Ayala Land ^                                           475,600           168
   Philippine Long Distance Telephone ^                     5,600           394
   SM Investments ^                                        33,391           296
                                                                    -----------
                                                                            858
                                                                    -----------
POLAND - 0.5%
   Bank Pekao ^                                             5,100           542
   Cersanit Krasnystaw * ^                                 22,000           359
   Ciech ^                                                  7,500           416
   KGHM Polska Miedz ^                                      5,000           273
   Powszechna Kasa
      Oszczednosci Bank Polski ^                           19,000           423
                                                                    -----------
                                                                          2,013
                                                                    -----------
PORTUGAL - 0.6%
   Banco Comercial Portugues, Cl R ^                       90,000           439
   Banco Espirito Santo ^                                  16,000           389
   Cimpor Cimentos de Portugal ^                           46,000           419
   Energias de Portugal ^                                  60,000           387
   Jeronimo Martins ^                                      60,000           447
   Multimedia Servicos de
      Telecomunicacoes e Multimedia ^                       3,521            60
   Portugal Telecom ^                                      25,000           336
                                                                    -----------
                                                                          2,477
                                                                    -----------
SINGAPORE - 2.9%
   CapitaLand ^                                           120,000           676
   City Developments ^                                     50,000           552
   Cosco Singapore ^                                      200,000         1,086
   DBS Group Holdings ^                                    45,000           705
   Ezra Holdings * ^                                      130,000           627
   Keppel ^                                               106,000         1,090
   Olam International ^                                   270,000           659

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
SINGAPORE - (CONTINUED)
   Parkway Holdings ^                                     200,000   $       580
   SembCorp Industries ^                                  190,000           785
   SembCorp Marine ^                                      246,400           765
   Singapore Exchange ^                                   132,000         1,447
   Singapore Technologies Engineering ^                   200,000           529
   Singapore Telecommunications ^                         191,900           543
   United Overseas Bank ^                                  48,000           720
   UOL Group ^                                            100,000           367
   Venture ^                                               40,000           388
   Wilmar International ^                                 300,000           867
   Yanlord Land Group ^                                   200,000           546
                                                                    -----------
                                                                         12,932
                                                                    -----------
SOUTH KOREA - 1.6%
   Cheil Industries ^                                       7,000           464
   Daewoo Engineering & Construction ^                     14,000           406
   Doosan Heavy Industries
      and Construction ^                                    4,000           739
   Doosan Infracore ^                                      13,000           553
   Hyundai Engineering & Construction * ^                   3,600           369
   Hyundai Heavy Industries ^                               1,100           619
   Hyundai Steel ^                                          8,500           848
   Kookmin Bank ^                                           4,000           327
   Korea Investment Holdings ^                              7,000           628
   LG.Philips LCD * ^                                      10,000           553
   Samsung Electronics ^                                      750           462
   Samsung Heavy Industries ^                               7,700           465
   Shinhan Financial Group ^                                5,000           327
   Shinsegae ^                                                600           473
                                                                    -----------
                                                                          7,233
                                                                    -----------
SPAIN - 2.1%
   ACS Actividades de
      Construccion y Servicios ^ (A)                        5,000           311
   Banco Bilbao Vizcaya Argentaria ^                       12,566           318
   Banco Santander Central Hispano ^ (A)                   58,000         1,269
   Bolsas y Mercados Espanoles ^                            9,000           629
   Gamesa Tecnologica ^                                     9,000           458
   Grifols ^                                               52,000         1,380
   Iberdrola ^                                             13,060           211
   Inditex ^                                                8,000           598
   Indra Sistemas ^ (A)                                    22,000           640
   La Seda de Barcelona, Cl B ^ (A)                       150,000           506
   Mapfre ^                                                70,000           330
   Repsol YPF ^                                             9,500           375
   Tecnicas Reunidas ^                                      6,000           505


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                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
SPAIN - (CONTINUED)
   Telefonica ^                                            55,000   $     1,821
                                                                    -----------
                                                                          9,351
                                                                    -----------
SWEDEN - 2.0%
   Alfa Laval ^                                             7,000           558
   Getinge, Cl B ^                                         20,000           530
   Hennes & Mauritz, Cl B ^                                15,000         1,003
   Investor, Cl B ^                                        32,000           796
   Meda, Cl A ^ (A)                                        30,000           455
   Nordea Bank ^                                           40,000           717
   Peab Industri, Cl B *                                   17,000           145
   Sandvik ^                                               41,000           779
   Skandinaviska Enskilda Banken, Cl A ^                   14,000           431
   Ssab Svenskt Stal ^                                     15,000           489
   Swedbank ^                                              12,000           377
   Telefonaktiebolaget LM Ericsson, Cl B ^                425,000         1,272
   Volvo, Cl B ^                                           60,000         1,180
                                                                    -----------
                                                                          8,732
                                                                    -----------
SWITZERLAND - 5.7%
   ABB ^                                                  106,000         3,205
   Compagnie Financiere Richemont, Cl A ^                  10,000           715
   Credit Suisse Group ^                                   24,977         1,688
   Holcim ^                                                 7,400           846
   Julius Baer Holding ^                                   30,000         2,606
   Lonza Group ^                                           11,000         1,284
   Nestle ^                                                 7,100         3,280
   Nobel Biocare Holding ^                                  2,500           730
   Novartis ^                                              38,002         2,022
   Roche Holding ^                                         14,333         2,449
   Swiss Reinsurance ^                                     12,500         1,176
   Syngenta ^                                               6,000         1,452
   UBS ^                                                   46,974         2,519
   Zurich Financial Services ^                              3,698         1,117
                                                                    -----------
                                                                         25,089
                                                                    -----------
THAILAND - 0.8%
   Bangkok Ban ^                                          120,000           445
   Banpu ^                                                 67,000           883
   Banpu ^                                                 37,000           487
   PTT ^                                                   70,000           864
   Thai Oil ^                                             200,000           570
   Total Access Communication *                           400,000           483
                                                                    -----------
                                                                          3,732
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
TURKEY - 0.9%
   Akbank TAS ^                                            44,999           415
   Ford Otomotiv Sanayi ^                                  30,000           355
   KOC Holding * ^                                         91,770           507
   Tupras Turkiye Petrol Rafine ^                          15,000           430
   Turk Sise ve Cam Fabrikalari ^                         179,346           398
   Turkcell Iletisim Hizmet ADR                            18,000           433
   Turkiye Garanti Bankasi ^                              100,000           932
   Turkiye Is Bankasi, Cl C ^                              91,607           633
                                                                    -----------
                                                                          4,103
                                                                    -----------
UNITED KINGDOM - 14.3%
   Anglo American ^                                        28,840         2,006
   Antofagasta ^                                           70,000         1,224
   Arriva ^                                                40,000           700
   AstraZeneca ^                                           18,085           890
   Aviva ^                                                 52,000           819
   BAE Systems ^                                          150,000         1,558
   Barclays ^                                              90,000         1,139
   BG Group ^                                              75,000         1,390
   BHP Billiton ^                                          60,000         2,304
   BP ^                                                   225,000         2,927
   British American Tobacco ^                              25,000           952
   BT Group ^                                             150,000         1,019
   Charter * ^                                             40,000           905
   Chemring Group ^                                        15,000           692
   Cobham ^                                               150,000           659
   Dana Petroleum * ^                                      25,000           672
   Diageo ^                                                44,000         1,009
   Enterprise Inns ^                                       80,800         1,061
   GKN ^                                                   80,000           612
   GlaxoSmithKline ^                                       90,044         2,313
   Group 4 Securicor ^                                    175,000           773
   HBOS ^                                                  35,000           638
   HSBC Holdings ^                                        150,000         2,974
   Imperial Chemical Industries ^                          50,000           686
   Imperial Tobacco Group ^                                20,000         1,015
   Informa ^                                               52,000           580
   International Power ^                                  150,000         1,529
   Intertek Group ^                                        40,000           859
   John Wood Group ^                                      130,000         1,133
   Johnson Matthey ^                                       25,000           931


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM - (CONTINUED)
   Kazakhmys ^                                             30,000   $       923
   London Stock Exchange Group ^                           25,000           876
   Man Group ^                                             90,000         1,106
   Next ^                                                  17,000           783
   Old Mutual ^                                           300,000         1,151
   Prudential ^                                            70,000         1,143
   Reckitt Benckiser Group ^                               18,000         1,045
   Rio Tinto ^                                             20,000         1,875
   Rolls-Royce Group ^                                     60,230           676
   Royal Bank of Scotland Group ^                         120,000         1,296
   SABMiller ^                                             40,000         1,205
   Scottish & Southern Energy ^                            40,000         1,297
   Shire ^                                                 25,000           626
   Southern Cross Healthcare ^                             60,000           754
   Standard Chartered ^                                    50,000         1,944
   Tesco ^                                                170,000         1,729
   Unilever ^                                              46,850         1,588
   Vedanta Resources ^                                     30,000         1,378
   Vodafone Group ^                                       900,385         3,547
   Weir Group ^                                            60,000         1,109
   WPP Group ^                                             43,000           588
                                                                    -----------
                                                                         62,608
                                                                    -----------
UNITED STATES - 0.2%
   Apple * ^                                                5,000           950
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $284,824)                                                   426,407
                                                                    -----------

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.7%
--------------------------------------------------------------------------------
GERMANY - 0.7%
   Porsche ^                                                  580         1,548
   ProSiebenSat.1 Media ^                                  17,000           503
   Sartorius ^                                              5,000           243
   Volkswagen ^                                             5,000           946
                                                                    -----------
   TOTAL PREFERRED STOCK
      (Cost $1,776)                                                       3,240
                                                                    -----------

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES - 1.0%
--------------------------------------------------------------------------------
UNITED STATES - 0.7%
   iShares MSCI Brazil Index Fund (A)                      14,000   $     1,199
   iShares MSCI Germany Index Fund (A)                     18,000           653
   iShares MSCI Mexico Index Fund (A)                      13,000           804
   iShares MSCI United
      Kingdom Index Fund (A)                               60,000         1,633
                                                                    -----------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $3,469)                                                       4,289
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------
   Liquid Funding LLC (B) (C)
      4.839%, 06/11/08                                  $   2,500         2,500
   National City Bank (B) (C)
      5.009%, 04/18/08                                      2,500         2,501
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $5,001)                                                       5,001
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTES - 1.1%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.138%, 11/07/07                                      2,500         2,500
   JPMorgan (B)
      5.038%, 11/15/07                                      2,500         2,500
                                                                    -----------
   TOTAL MASTER NOTES
      (Cost $5,000)                                                       5,000
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 5.2%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.013%, dated 10/31/07, matures on
      11/01/07, repurchase price $7,501,044
      (collateralized by various corporate
      obligations, ranging in par value from
      $525,000- $1,312,500, 0.000%-6.010%,
      03/20/18-06/25/37, total market value
      $7,875,081)                                           7,500         7,500


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $7,560,948
      (collateralized by various U.S. Treasury
      obligations, ranging in par value from
      $694,000 - $6,713,000, 4.875%-11.750%,
      01/31/09-11/15/14, total market value
      $7,711,483)                                      $    7,560   $     7,560
   Greenwich Capital (B)
      5.138%, dated 10/31/07, matures on
      11/01/07, repurchase price $4,000,571
      (collateralized by various corporate
      obligations, ranging in par value from
      $800- $39,135,085, 0.000%-15.825%,
      02/07/08-07/25/47, total market value
      $4,200,001)                                           4,000         4,000
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $969,525
      (collateralized by a corporate obligation,
      par value $975,031, 6.000%, 10/01/37,
      total market value $988,838)                            969           969
   Merrill Lynch (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $2,500,348
      (collateralized by various corporate
      obligations, ranging in par value from
      $200- $1,451,500, 0.000%-6.000%,
      11/15/10-05/10/37, total market value
      $2,625,291)                                           2,500         2,500
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $22,529)                                                     22,529
                                                                    -----------

TOTAL INVESTMENTS - 106.5%
   (Cost $322,599) +++                                              $   466,466
                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS $438,054,110.

*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2007 IS $398,161 (000).

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ RESALES OF PORTIONS OF THESE SECURITIES ARE SUBJECT TO RULE 144A OF THE SECURITIES ACT OF 1933. SUCH SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY ON FOREIGN EXCHANGES OR TO QUALIFIED INSTITUTIONAL BUYERS.

+++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $322,599 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $145,418 (000) AND $ (1,551) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $23,765,833.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
EUR - EURO
GBP - BRITISH POUND STERLING
LLC - LIMITED LIABILITY COMPANY
MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL
SER - SERIES
USD - UNITED STATED DOLLAR

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FORWARDS CURRENCY CONTRACTS -- A SUMMARY OF THE OPEN FORWARD CURRENCY CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2007, IS AS FOLLOWS:

                                                        NET UNREALIZED
 SETTLEMENT      CURRENCY           CURRENCY             APPRECIATION
 DATE           TO DELIVER         TO RECEIVE         (DEPRECIATION) (000)
--------------------------------------------------------------------------------
  11/20/07    USD   16,794,500   EUR   12,500,000       $    (1,320,305)
  11/20/07    EUR   12,500,000   USD   17,132,500               982,305
                                                        ---------------
                                                        $      (338,000)
                                                        ===============


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 94.0% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.0%
   Abercrombie & Fitch, Cl A                                8,604   $       681
   Coach *                                                 26,705           976
   Entravision Communications, Cl A * (A)                  68,750           626
   Harman International Industries                          6,699           564
   Kohl's *                                                22,265         1,224
   Lamar Advertising, Cl A (A)                             29,707         1,588
   Las Vegas Sands *                                        4,982           663
   News, Cl A                                              81,813         1,773
   Nordstrom (A)                                           16,019           632
   Staples                                                 44,649         1,042
   Starbucks *                                             36,221           966
   Target                                                  22,955         1,409
   Tiffany                                                 14,906           808
                                                                    -----------
                                                                         12,952
                                                                    -----------
CONSUMER STAPLES - 13.2%
   Altria Group                                            26,703         1,947
   Cadbury Schweppes ADR                                   14,708           783
   Colgate-Palmolive                                       28,070         2,141
   CVS Caremark                                            57,322         2,394
   PepsiCo                                                 46,297         3,413
   Procter & Gamble                                        81,670         5,678
   Walgreen                                                31,248         1,239
   Wal-Mart Stores                                         32,176         1,455
                                                                    -----------
                                                                         19,050
                                                                    -----------
ENERGY - 11.7%
   Chevron                                                 25,074         2,295
   Exxon Mobil                                             70,789         6,512
   Occidental Petroleum                                    26,097         1,802
   Schlumberger                                            22,764         2,198
   Smith International (A)                                 26,411         1,744
   Tenaris ADR                                             20,020         1,077
   XTO Energy                                              19,334         1,283
                                                                    -----------
                                                                         16,911
                                                                    -----------
FINANCIALS - 5.7%
   Aflac                                                   12,911           811
   American Express                                        17,456         1,064
   American International Group                            23,180         1,463
   Bank of America                                         21,300         1,028
   Citigroup                                               26,526         1,111
   Goldman Sachs Group                                      2,855           708
   Merrill Lynch                                           10,721           708

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   Wells Fargo                                             37,062   $     1,260
                                                                    -----------
                                                                          8,153
                                                                    -----------

HEALTH CARE - 12.3%
   Abbott Laboratories                                     37,226         2,033
   Allergan                                                31,314         2,116
   Gilead Sciences *                                       69,675         3,218
   Johnson & Johnson                                       22,158         1,444
   Medtronic                                               42,253         2,005
   Merck                                                   34,360         2,002
   Novartis                                                31,811         1,691
   Schering-Plough                                         80,028         2,443
   WellPoint *                                              9,812           777
                                                                    -----------
                                                                         17,729
                                                                    -----------

INDUSTRIALS - 10.1%
   Boeing                                                  11,593         1,143
   Danaher                                                 17,988         1,541
   Emerson Electric                                        18,611           973
   Expeditors International Washington                     35,127         1,779
   General Electric                                       134,895         5,552
   Rockwell Automation                                     21,119         1,455
   United Technologies                                     27,741         2,125
                                                                    -----------
                                                                         14,568
                                                                    -----------

INFORMATION TECHNOLOGY - 25.7%
   Adobe Systems *                                         38,467         1,843
   Applied Materials                                       34,189           664
   Automatic Data Processing                               22,117         1,096
   Broadcom, Cl A *                                        39,213         1,276
   Cisco Systems *                                        212,794         7,035
   Corning                                                 69,030         1,675
   F5 Networks *                                           20,867           752
   Formfactor * (A)                                        15,571           609
   Google, Cl A *                                           6,221         4,398
   Intel                                                  118,636         3,191
   Intersil, Cl A                                          74,781         2,269
   Microchip Technology                                    18,250           605
   Microsoft                                              155,574         5,727
   Network Appliance *                                     23,276           733
   Nokia ADR                                               22,600           898
   Oracle *                                                52,658         1,168
   Paychex                                                 26,629         1,113
   Qualcomm                                                25,374         1,084


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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
   Texas Instruments (A)                                   26,635   $       868
                                                                    -----------
                                                                         37,004
                                                                    -----------
MATERIALS - 3.6%
   Monsanto                                                30,888         3,015
   Praxair                                                 26,063         2,228
                                                                    -----------
                                                                          5,243
                                                                    -----------
TELECOMMUNICATIONS - 0.8%
   Verizon Communications                                  25,260         1,164
                                                                    -----------
UTILITIES - 1.9%
   Cleco (A)                                               53,650         1,414
   ITC Holdings                                            23,051         1,319
                                                                    -----------
                                                                          2,733
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $115,138)                                                   135,507
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTE - 0.9%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.138%, 11/07/07                                    $ 1,250         1,250
                                                                    -----------
   TOTAL MASTER NOTE
      (Cost $1,250)                                                       1,250
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.2%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.013%, dated 10/31/07, matures on
      11/01/07, repurchase price $2,000,079
      (collateralized by various corporate
      obligations, ranging in par value from
      $140,000- $350,000, 0.000%-6.010%,
      03/20/18-06/25/37, total market value
      $2,100,022)                                           2,000         2,000
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $7,682,635
      (collateralized by a U.S. Treasury
      obligation, par value from $6,489,000,
      11.750%, 11/15/14, total market value
      $7,835,342)                                           7,682         7,682

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Greenwich Capital (B)
      5.138%, dated 10/31/07, matures on
      11/01/07, repurchase price $3,000,428
      (collateralized by various corporate
      obligations, ranging in par value from
      $600- $29,351,314, 0.000%-15.825%,
      02/07/08-07/25/47, total market value
      $3,150,001)                                         $ 3,000   $     3,000
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $673,718
      (collateralized by a corporate
      obligation, par value $677,544, 6.000%,
      10/01/37, total market value $687, 138)                 674           674
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $13,356)                                                     13,356
                                                                    -----------

   TOTAL INVESTMENTS - 104.1%
      (Cost $129,744) ++                                            $   150,113
                                                                    ===========
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $144,143,474.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $129,767 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,939 (000) AND $ (4,593) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $6,718,588.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 99.1% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.1%
   Best Buy                                                33,300   $     1,616
   Big Lots * (A)                                          91,400         2,192
   Brinker International (A)                              106,100         2,694
   DIRECTV Group *                                         59,000         1,562
   Dollar Tree Stores *                                    30,100         1,153
   EchoStar Communications, Cl A *                          7,600           372
   Hasbro                                                 111,500         3,328
   Jack in the Box *                                       18,200           571
   Magna International, Cl A                               19,200         1,820
   Nike, Cl B                                              66,000         4,373
   Shaw Communications, Cl B                              132,600         3,702
   Time Warner                                            337,900         6,170
   TRW Automotive Holdings *                               80,900         2,402
                                                                    -----------
                                                                         31,955
                                                                    -----------
CONSUMER STAPLES - 6.8%
   ConAgra Foods                                           70,200         1,666
   Corn Products International (A)                         14,900           634
   General Mills                                           23,900         1,380
   Hansen Natural * (A)                                    33,800         2,298
   Herbalife                                               38,300         1,689
   Kroger                                                 136,000         3,997
   NBTY *                                                  36,500         1,299
   Pepsi Bottling Group                                    83,300         3,589
   PepsiCo                                                 55,800         4,114
   Procter & Gamble                                        55,500         3,858
   Tyson Foods, Cl A                                       47,000           743
   Walgreen                                                41,500         1,645
                                                                    -----------
                                                                         26,912
                                                                    -----------
ENERGY - 16.0%
   Chevron                                                139,800        12,793
   ConocoPhillips                                         138,500        11,767
   Exxon Mobil                                            226,700        20,854
   Frontier Oil                                            30,800         1,410
   Holly                                                   41,900         2,631
   Marathon Oil                                           103,600         6,126
   Sunoco (A)                                              47,600         3,503
   Valero Energy                                           59,000         4,156
                                                                    -----------
                                                                         63,240
                                                                    -----------
FINANCIALS - 30.4%
   Allstate                                                95,700         5,015
   AON                                                     47,400         2,148

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   Assurant (A)                                            41,200   $     2,408
   Axis Capital Holdings                                   66,100         2,627
   Bank of America                                        157,800         7,618
   Chubb                                                   82,600         4,407
   Citigroup                                              237,300         9,943
   Comerica                                                68,700         3,207
   Credicorp                                               15,200         1,130
   Endurance Specialty Holdings                            80,400         3,152
   Everest Re Group                                        34,900         3,718
   Fifth Third Bancorp                                     99,000         3,097
   Franklin Resources                                      11,800         1,530
   Goldman Sachs Group                                     29,700         7,363
   Janus Capital Group                                     50,600         1,746
   Jones Lang LaSalle                                      25,200         2,402
   JPMorgan Chase                                         279,200        13,122
   Keycorp                                                 87,300         2,484
   Legg Mason                                              19,300         1,601
   Loews                                                   99,800         4,899
   Morgan Stanley                                         117,500         7,903
   Principal Financial Group                               29,200         1,976
   Safeco                                                  59,500         3,445
   Travelers                                              106,200         5,545
   Wachovia                                               106,600         4,875
   Washington Mutual (A)                                  148,100         4,129
   Wells Fargo                                            256,800         8,734
                                                                    -----------
                                                                        120,224
                                                                    -----------
HEALTH CARE - 8.0%
   Aetna                                                   76,900         4,320
   AmerisourceBergen, Cl A (A)                             66,300         3,123
   Cardinal Health                                         46,800         3,184
   Cigna                                                   66,200         3,475
   Invitrogen * (A)                                        21,200         1,926
   McKesson                                                41,700         2,756
   Pfizer                                                 467,900        11,515
   WellPoint *                                             18,500         1,466
                                                                    -----------
                                                                         31,765
                                                                    -----------
INDUSTRIALS - 9.7%
   Boeing                                                  28,400         2,800
   Caterpillar                                             52,300         3,902
   Cummins                                                 28,500         3,419
   Dun & Bradstreet                                        16,500         1,598
   Eaton                                                   15,500         1,435


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
   General Electric                                        55,300   $     2,276
   Goodrich                                                40,700         2,835
   L-3 Communications Holdings, Cl 3                       37,000         4,057
   Lockheed Martin                                         32,000         3,521
   Norfolk Southern                                        64,500         3,331
   Northrop Grumman                                        60,700         5,076
   Parker Hannifin                                         53,600         4,308
                                                                    -----------
                                                                         38,558
                                                                    -----------
INFORMATION TECHNOLOGY - 3.9%
   Check Point Software Technologies *                     64,500         1,629
   Cognos *                                                46,800         2,356
   Compuware *                                            270,500         2,705
   Ingram Micro, Cl A *                                    40,200           854
   Microsoft                                              128,100         4,715
   Oracle *                                                80,600         1,787
   Symantec *                                              79,200         1,487
                                                                    -----------
                                                                         15,533
                                                                    -----------
MATERIALS - 3.8%
   Ball                                                    29,200         1,448
   Dow Chemical                                            81,500         3,671
   Methanex                                                78,800         2,397
   Nucor                                                   49,100         3,045
   Southern Copper (A)                                     17,700         2,473
   United States Steel                                     16,400         1,769
                                                                    -----------
                                                                         14,803
                                                                    -----------
TELECOMMUNICATIONS - 6.7%
   AT&T                                                   226,832         9,479
   Sprint Nextel (A)                                      330,400         5,650
   Verizon Communications                                 250,800        11,555
                                                                    -----------
                                                                         26,684
                                                                    -----------
UTILITIES - 5.7%
   Alliant Energy                                          24,500           980
   American Electric Power                                 33,900         1,634
   Edison International                                    70,200         4,082
   Energen                                                 61,900         3,962
   FirstEnergy                                             73,000         5,088
   PG&E                                                    32,300         1,580

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
   Public Service Enterprise Group                         55,800   $     5,335
                                                                    -----------
                                                                         22,661
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $347,306)                                                    392,335
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTES - 2.5%
--------------------------------------------------------------------------------
   Bear Stearns (B)
     5.138%, 11/07/07                            $          5,000         5,000
   JPMorgan (B)
     5.038%, 11/15/07                                       5,000         5,000
                                                                    -----------
   TOTAL MASTER NOTES
     (Cost $10,000)                                                      10,000
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 2.5%
--------------------------------------------------------------------------------
   Liquid Funding LLC (B) (C)
     4.850%, 11/30/07                                       7,500         7,498
   National City Bank (B) (C)
     5.009%, 04/18/08                                       2,500         2,501
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
     (Cost $9,999)                                                        9,999
                                                                    -----------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 0.6%
--------------------------------------------------------------------------------
   Barclays Bank NY (B)
     5.160%, 01/22/08                                       2,500         2,500
                                                                    -----------
   TOTAL CERTIFICATE OF DEPOSIT
     (Cost $2,500)                                                        2,500
                                                                    -----------


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.0%
--------------------------------------------------------------------------------
   Bear Stearns (B)
     5.013%, dated 10/31/07, matures on
     11/01/07, repurchase price $2,500,348
     (collateralized by various corporate
     obligations, ranging in par value from
     $175,000- $437,500, 0.000%-6.010%,
     03/20/18-06/25/37, total market value
     $2,625,027)                                        $   2,500   $     2,500
   Greenwich Capital (B)
     5.138%, dated 10/31/07, matures on
     11/01/07, repurchase price $5,000,714
     (collateralized by various corporate
     obligations, ranging in par value from
     $1,000- $48,918,857, 0.000%-15.825%,
     02/07/08-07/25/47, total market value
     $5,250,001)                                            5,000         5,000
   Lehman Brothers (B)
     5.018%, dated 10/31/07, matures on
     11/01/07, repurchase price $308,996
     (collateralized by a corporate obligation,
     par value $310,751, 6.000%, 10/01/37,
     total market value $315,151)                             309           309
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
     (Cost $7,809)                                                        7,809
                                                                    -----------

TOTAL INVESTMENTS - 106.7%
  (Cost $377,614) ++                                                $   422,643
                                                                    ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $396,146,366.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $377,693 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $59,250 (000) AND $ (14,300) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $29,348,236.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

CL - CLASS
LLC - LIMITED LIABILITY COMPANY
NY - NEW YORK

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 96.4% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.7%
   American Greetings, Cl A                                 1,000   $        26
   Arctic Cat (A)                                          15,300           221
   Asbury Automotive Group (A)                              3,100            57
   Belo, Cl A                                              19,000           351
   Bluegreen * (A)                                         14,200           107
   Bob Evans Farms                                          2,200            62
   Building Materials Holding (A)                           5,000            39
   Columbia Sportswear (A)                                  5,900           288
   Finish Line, Cl A                                        7,200            27
   Fred's, Cl A                                             3,200            34
   Furniture Brands International (A)                      28,200           340
   Hooker Furniture (A)                                     6,100           131
   HOT Topic *                                             37,200           285
   Landry's Restaurants (A)                                 8,600           247
   Modine Manufacturing                                    10,700           249
   Oxford Industries                                        3,800            98
   PEP Boys-Manny Moe & Jack                               19,900           293
   Regis                                                   11,800           396
   Rent-A-Center, Cl A *                                   11,600           186
   Ruby Tuesday (A)                                        11,700           187
   Salem Communications, Cl A                              12,700           102
   Scholastic *                                             7,200           285
   Steak N Shake * (A)                                      3,300            50
   Valuevision Media, Cl A * (A)                           22,300           115
                                                                    -----------
                                                                          4,176
                                                                    -----------
CONSUMER STAPLES - 2.8%
   Casey's General Stores                                   3,700           105
   Fresh Del Monte Produce (A)                              6,300           229
   Nu Skin Enterprises, Cl A                                7,400           128
   Sanderson Farms (A)                                     10,800           376
                                                                    -----------
                                                                            838
                                                                    -----------
ENERGY - 6.1%
   Brigham Exploration *                                   77,800           574
   Bronco Drilling * (A)                                    4,800            65
   Callon Petroleum *                                      20,800           303
   Grey Wolf *                                             27,000           152
   Hornbeck Offshore Services *                             3,100           121
   Oil States International *                               3,100           134
   Stone Energy *                                          11,600           517
                                                                    -----------
                                                                          1,866
                                                                    -----------
FINANCIALS - 18.2%
   Amcore Financial                                         9,000           213

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   Anthracite Capital REIT (A)                             32,500   $       270
   Aspen Insurance Holdings                                17,100           468
   Asset Acceptance Capital                                 1,500            16
   BankUnited Financial, Cl A (A)                          14,700           127
   Commerce Group (A)                                       8,900           325
   Deerfield Triarc Capital REIT (A)                       15,800           151
   Encore Capital Group * (A)                              12,300           140
   First Bancorp Puerto Rico (A)                           28,600           251
   Flagstar Bancorp (A)                                    29,900           242
   Great Southern Bancorp (A)                               4,200            98
   IPC Holdings                                             9,600           287
   Max Capital Group                                        7,700           218
   MCG Capital (A)                                         28,100           394
   Montpelier Re Holdings (A)                              19,100           342
   National Penn Bancshares (A)                            27,200           459
   Newcastle Investment REIT (A)                            9,000           134
   Old National Bancorp (A)                                17,300           289
   Pacific Capital Bancorp North America                    9,200           191
   QC Holdings (A)                                          9,100           138
   Redwood Trust REIT (A)                                   6,400           169
   Taylor Capital Group                                     9,300           241
   Vineyard National Bancorp (A)                           16,485           228
   W Holding (A)                                           78,300           164
                                                                    -----------
                                                                          5,555
                                                                    -----------
HEALTH CARE - 13.7%
   Albany Molecular Research *                             14,700           266
   Apria Healthcare Group *                                 6,800           164
   Aspect Medical Systems * (A)                            33,600           460
   Kindred Healthcare *                                    14,700           312
   Martek Biosciences * (A)                                15,800           483
   Merit Medical Systems *                                 26,500           346
   Odyssey HealthCare *                                    12,600           129
   Perrigo (A)                                             20,600           488
   RehabCare Group *                                       26,400           548
   Salix Pharmaceuticals * (A)                             21,900           256
   STERIS (A)                                              13,100           380
   Valeant Pharmaceuticals International                   11,600           169
   Varian * (A)                                             2,200           163
                                                                    -----------
                                                                          4,164
                                                                    -----------
INDUSTRIALS - 13.5%
   ABX Air *                                               40,100           254
   Alaska Air Group *                                      10,400           264


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
   American Woodmark (A)                                    6,600   $       167
   Arkansas Best (A)                                        7,800           214
   Deluxe                                                   5,700           230
   Encore Wire (A)                                         10,000           210
   ExpressJet Holdings, Cl A * (A)                         50,100           166
   Federal Signal                                          29,300           392
   GrafTech International * (A)                            16,900           320
   Griffon *                                                1,500            23
   Interline Brands *                                       8,100           194
   Labor Ready *                                            4,200            74
   MTC Technologies *                                      19,400           355
   Saia *                                                  17,100           241
   School Specialty *                                       4,100           138
   Spherion *                                              47,500           414
   Wabash National                                         41,500           421
   Werner Enterprises (A)                                   1,200            23
                                                                    -----------
                                                                          4,100
                                                                    -----------
INFORMATION TECHNOLOGY - 18.7%
   Adaptec * (A)                                           91,900           324
   AMIS Holdings *                                          5,400            41
   Anaren *                                                 7,000           110
   Anixter International *                                  2,800           201
   Axcelis Technologies *                                  23,400           110
   Black Box                                               11,700           468
   Brooks Automation *                                     12,600           164
   Ciber *                                                 55,500           432
   CMGI * (A)                                             249,700           352
   EMS Technologies *                                       4,700           132
   Gevity HR (A)                                           12,800           128
   Insight Enterprises *                                    5,000           138
   IXYS *                                                   9,600           101
   Kemet *                                                 40,600           287
   Manhattan Associates *                                  16,100           486
   Mentor Graphics *                                        6,200            99
   Plantronics                                              4,600           126
   RealNetworks *                                          66,900           486
   RF Micro Devices * (A)                                  61,000           380
   Silicon Image *                                         27,800           177
   Silicon Storage Technology *                            56,400           187
   Sonic Solutions * (A)                                    4,200            50
   Sybase *                                                10,800           309
   SYNNEX *                                                 8,900           199

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
   TIBCO Software *                                        24,500   $       225
                                                                    -----------
                                                                          5,712
                                                                    -----------
MATERIALS - 5.9%
   Buckeye Technologies * (A)                               7,600           136
   Georgia Gulf (A)                                        15,200           184
   Gibraltar Industries                                     6,400           115
   Headwaters * (A)                                        19,700           283
   Mercer International *                                  11,700           110
   NN                                                      15,400           164
   Olin                                                    20,200           460
   Worthington Industries (A)                              13,800           345
                                                                    -----------
                                                                          1,797
                                                                    -----------
TELECOMMUNICATIONS - 1.5%
   SureWest Communications (A)                              5,100           135
   Syniverse Holdings *                                    16,000           267
   USA Mobility (A)                                         3,900            61
                                                                    -----------
                                                                            463
                                                                    -----------
UTILITIES - 2.3%
   Avista                                                   4,300            95
   Nicor                                                    3,000           130
   UIL Holdings                                             2,300            81
   Westar Energy (A)                                        4,900           130
   WGL Holdings                                             8,200           278
                                                                    -----------
                                                                            714
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $31,605)                                                      29,385
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 39.3%
--------------------------------------------------------------------------------
   Bear Stearns (B)
     5.013%, dated 10/31/07, matures on
     11/01/07, repurchase price $2,500,348
     (collateralized by various corporate
     obligations, ranging in par value from
     $175,000- $437,500, 0.000%-6.010%,
     03/20/18-06/25/37, total market value
     $2,625,027)                                       $    2,500         2,500


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank
     4.550%, dated 10/31/07, matures on
     11/01/07, repurchase price $979,700
     (collateralized by a U.S. Treasury
     obligation, par value $971,000, 4.750%,
     02/15/10, total market value $1,000,071)          $      980   $       980
   Greenwich Capital (B)
     5.138%, dated 10/31/07, matures on
     11/01/07, repurchase price $5,500,785
     (collateralized by various corporate
     obligations, ranging in par value from
     $1,100- $53,810,742, 0.000%-15.825%,
     02/07/08-07/25/47, total market value
     $5,775,001)                                            5,500         5,500
   Lehman Brothers (B)
     5.018%, dated 10/31/07, matures on
     11/01/07, repurchase price $522,231
     (collateralized by a corporate obligation,
     par value $525,196, 6.000%, 10/01/37,
     total market value $532,634)                             522           522
   Merrill Lynch (B)
     5.018%, dated 10/31/07, matures on
     11/01/07, repurchase price $2,500,348
     (collateralized by various corporate
     obligations, ranging in par value from
     $200- $1,451,500, 0.000%-6.000%,
     11/15/10-05/10/37, total market value
     $2,625,291)                                            2,500         2,500
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
     (Cost $12,002)                                                      12,002
                                                                    -----------

TOTAL INVESTMENTS - 135.7%
   (Cost $43,607) ++                                                $    41,387
                                                                    ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $30,491,921.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $43,645 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,898 (000) AND $ (4,156) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $10,318,818.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




         FUTURES -- A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE
                    FUND AT OCTOBER 31, 2007, IS AS FOLLOWS:

TYPE OF                           NUMBER OF   EXPIRATION         UNREALIZED
CONTRACT                          CONTRACTS      DATE         APPRECIATION (000)
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                   11       DECEMBER 2007          $10


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                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 99.3% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 16.8%
   American Axle & Manufacturing Holdings                 110,900   $     3,045
   American Greetings, Cl A (A)                            61,500         1,620
   Arctic Cat (A)                                         109,238         1,575
   ArvinMeritor (A)                                       182,100         2,701
   Belo, Cl A                                              99,900         1,848
   Blyth (A)                                               57,900         1,105
   CBRL Group (A)                                          38,300         1,528
   Ethan Allen Interiors (A)                               88,000         2,716
   Furniture Brands International (A)                      32,300           389
   Handleman (A)                                           16,700            39
   Hooker Furniture (A)                                    55,500         1,195
   Jackson Hewitt Tax Service (A)                          40,900         1,278
   Journal Communications, Cl A                           291,300         2,596
   Kellwood                                                46,700           774
   M/I Homes (A)                                            2,000            33
   Modine Manufacturing                                    56,500         1,314
   O'Charleys                                              70,600         1,132
   Polaris Industries (A)                                  64,700         3,182
   Rent-A-Center, Cl A * (A)                               47,750           764
   Rex Stores * (A)                                        65,200         1,159
   Ruby Tuesday (A)                                       129,100         2,062
   Ryland Group (A)                                        29,200           830
   Sonic Automotive, Cl A (A)                              72,400         1,829
   Stage Stores                                            89,700         1,683
   Standard Motor Products (A)                            101,000           844
   Talbots (A)                                              8,000           118
   Tupperware Brands                                       35,500         1,282
                                                                    -----------
                                                                         38,641
                                                                    -----------
CONSUMER STAPLES - 2.0%
   Nash Finch (A)                                          34,700         1,299
   Seaboard                                                 1,000         1,632
   Universal Corp.                                         32,800         1,599
                                                                    -----------
                                                                          4,530
                                                                    -----------
ENERGY - 6.7%
   Alon USA Energy                                         48,100         1,769
   Grey Wolf *                                            455,400         2,564
   Holly                                                   19,500         1,225
   Lufkin Industries (A)                                   34,300         2,039
   Oil States International *                              62,700         2,708
   SEACOR Holdings * (A)                                   18,400         1,686
   Swift Energy *                                          22,600         1,072

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
ENERGY - (CONTINUED)
   Tesoro                                                  38,000   $     2,300
                                                                    -----------
                                                                         15,363
                                                                    -----------
FINANCIALS - 30.5%
   Advanta, Cl B (A)                                      110,800         1,751
   Anthracite Capital REIT (A)                            149,300         1,242
   Citizens Banking (A)                                   138,901         2,114
   City Holding                                            74,800         2,828
   Commerce Group (A)                                      96,500         3,521
   Community Bank System (A)                              129,600         2,710
   Community Trust Bancorp                                 30,400           886
   Dime Community Bancshares                               75,700         1,089
   Federal Agricultural Mortgage, Cl C (A)                 55,000         1,614
   Financial Federal (A)                                   97,700         2,640
   First Charter (A)                                       47,375         1,435
   First Niagara Financial Group (A)                       88,400         1,167
   FirstMerit (A)                                         157,900         3,347
   Flagstar Bancorp (A)                                    82,600           668
   Fremont General (A)                                     54,800           152
   Greenhill (A)                                           25,100         1,857
   Harleysville Group (A)                                  59,900         1,867
   Horace Mann Educators (A)                              108,200         2,239
   HRPT Properties Trust REIT                             251,400         2,361
   Independent Bank (A)                                    49,665           524
   IndyMac Bancorp (A)                                     43,800           588
   Integra Bank (A)                                        48,300           832
   LandAmerica Financial Group, Cl A (A)                   25,600           711
   Luminent Mortgage Capital REIT (A)                     213,600           416
   NBT Bancorp (A)                                         55,200         1,362
   Newcastle Investment REIT (A)                           58,100           863
   Odyssey Re Holdings                                     57,100         2,123
   Old National Bancorp (A)                               179,600         3,001
   One Liberty Properties REIT (A)                         68,000         1,391
   Oriental Financial Group (A)                           110,300         1,378
   Presidential Life                                       60,400         1,064
   Provident Bankshares (A)                                70,200         1,732
   RAIT Financial Trust REIT (A)                           38,200           348
   RLI                                                     27,400         1,594
   Safety Insurance Group (A)                              44,100         1,586
   Scottish Re Group *                                      2,100             5
   Selective Insurance Group                              151,700         3,688
   Stancorp Financial Group                                34,600         1,907
   Sunstone Hotel Investors REIT                           78,300         2,178
   United Bankshares (A)                                   76,300         2,312


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   Webster Financial                                       69,500   $     2,519
   Zenith National Insurance                               69,600         2,797
                                                                    -----------
                                                                         70,407
                                                                    -----------
HEALTH CARE - 2.8%
   Apria Healthcare Group *                                89,700         2,168
   Datascope                                               53,200         1,922
   Lumenis *                                                   13            --
   Par Pharmaceutical *                                    57,500         1,060
   STERIS (A)                                              45,900         1,333
                                                                    -----------
                                                                          6,483
                                                                    -----------
INDUSTRIALS - 16.3%
   Alaska Air Group * (A)                                  33,700           856
   Albany International, Cl A                               4,700           176
   American Woodmark (A)                                   42,500         1,078
   AO Smith (A)                                            64,100         2,397
   Applied Industrial Technologies                         57,000         2,021
   Arkansas Best (A)                                        5,942           163
   Crane                                                   28,600         1,357
   Deluxe                                                  23,100           932
   Ennis (A)                                               59,800         1,222
   EnPro Industries *                                      39,500         1,620
   GATX                                                    25,200         1,032
   Griffon * (A)                                           68,300         1,054
   IKON Office Solutions (A)                              159,700         2,108
   Kelly Services, Cl A (A)                                93,800         1,973
   Mesa Air Group * (A)                                   146,700           682
   Mueller Industries                                      73,300         2,636
   Mueller Water Products, Cl B                            59,157           626
   NACCO Industries, Cl A (A)                              13,100         1,357
   Pacer International                                     72,900         1,074
   PAM Transportation Services *                           73,100         1,218
   Regal-Beloit                                            21,900         1,074
   Ryder System (A)                                        45,100         2,158
   Saia *                                                  69,700           982
   Spherion *                                             130,900         1,141
   Standex International                                   24,390           523
   Timken                                                  59,400         1,976
   United Rentals *                                        39,600         1,354
   Walter Industries                                       35,800         1,097
   YRC Worldwide * (A)                                     68,400         1,681
                                                                    -----------
                                                                         37,568
                                                                    -----------

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 13.2%
   Asyst Technologies * (A)                               318,700   $     1,530
   Axcelis Technologies *                                 345,500         1,620
   Black Box (A)                                            9,123           365
   Brocade Communications Systems *                       134,600         1,280
   Ciber *                                                121,000           943
   CTS                                                    114,100         1,409
   Gerber Scientific *                                     96,700         1,068
   Gevity HR                                               16,792           168
   JDA Software Group *                                    71,245         1,778
   Kemet *                                                233,500         1,651
   Mentor Graphics * (A)                                  100,400         1,608
   Methode Electronics (A)                                141,200         1,771
   MKS Instruments * (A)                                  130,600         2,622
   Photronics *                                            71,300           780
   Quantum *                                              694,300         2,777
   RF Micro Devices * (A)                                 217,300         1,352
   Skyworks Solutions *                                   141,500         1,305
   Technitrol (A)                                          86,600         2,547
   TriQuint Semiconductor *                               206,700         1,296
   United Online (A)                                      150,700         2,652
                                                                    -----------
                                                                         30,522
                                                                    -----------
MATERIALS - 7.7%
   FMC                                                     24,000         1,380
   Glatfelter                                              87,600         1,408
   HB Fuller (A)                                           32,800           965
   Olin (A)                                               114,100         2,599
   OM Group * (A)                                          24,600         1,303
   Quanex (A)                                              59,550         2,453
   Schulman A (A)                                          63,000         1,487
   Schweitzer-Mauduit International                        64,829         1,817
   Sensient Technologies                                   77,300         2,310
   Spartech (A)                                           120,100         1,846
   Wellman (A)                                            117,300            79
                                                                    -----------
                                                                         17,647
                                                                    -----------
TELECOMMUNICATIONS - 0.8%
   Citizens Communications                                      1            --
   Premiere Global Services *                             119,600         1,971
                                                                    -----------
                                                                          1,971
                                                                    -----------
UTILITIES - 2.5%
   Nicor (A)                                               42,900         1,856
   PNM Resources (A)                                       46,050         1,152


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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
   Unisource Energy (A)                                    35,500   $     1,126
   Westar Energy (A)                                       59,100         1,573
                                                                    -----------
                                                                          5,707
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $229,522)                                                   228,839
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTES - 8.7%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.138%, 11/07/07                                $    10,000        10,000
   JPMorgan (B)
      5.038%, 11/15/07                                     10,000        10,000
                                                                    -----------

   TOTAL MASTER NOTES
      (Cost $20,000)                                                     20,000
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 5.4%
--------------------------------------------------------------------------------
   Liquid Funding LLC (B) (C)
      4.850%, 11/30/07                                      5,000         4,999
   Morgan Stanley Dean Witter (B) (C)
      4.930%, 08/01/08                                      2,500         2,500
   National City Bank (B) (C)
      5.009%, 04/18/08                                      5,000         5,002
                                                                    -----------

   TOTAL CORPORATE OBLIGATIONS
      (Cost $12,501)                                                     12,501
                                                                    -----------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.1%
--------------------------------------------------------------------------------
   Barclays Bank NY (B)
      5.160%, 01/22/08                                      2,500         2,500
                                                                    -----------

   TOTAL CERTIFICATE OF DEPOSIT
      (Cost $2,500)                                                       2,500
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 13.8%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.013%, dated 10/31/07, matures on
      11/01/07, repurchase price $2,500,348
      (collateralized by various corporate
      obligations, ranging in par value from
      $175,000- $437,500, 0.000%-6.010%,
      03/20/18-06/25/37, total market value
      $2,625,027)                                     $     2,500   $     2,500
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $828,377
      (collateralized by a U.S. Treasury
      obligation, par value $821,000, 4.750%,
      02/15/10, total market value $845,580)                  828           828
   Greenwich Capital (B)
      5.138%, dated 10/31/07, matures on
      11/01/07, repurchase price $10,001,427
      (collateralized by various corporate
      obligations, ranging in par value from
      $2,000- $97,837,713, 0.000%-15.825%,
      02/07/08-07/25/47, total market value
      $10,500,002)                                         10,000        10,000
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $1,909,520
      (collateralized by a corporate obligation,
      par value $1,920,364, 6.000%, 10/01/37,
      total market value $1,947,558)                        1,909         1,909
   Merrill Lynch (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $16,502,300
      (collateralized by various corporate
      obligations, ranging in par value from
      $1,320- $9,579,500 0.000%-6.000%,
      11/15/10-05/10/37, total market value
      $17,326,919)                                         16,500        16,500
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS                                           31,737
      (Cost $31,737)                                                -----------

TOTAL INVESTMENTS - 128.3%                                          $   295,577
   (Cost $296,260) ++                                               ===========


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $230,389,957.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $296,276 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $31,253 (000) AND $ (31,952) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $63,007,111.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

CL - CLASS
LLC - LIMITED LIABILITY COMPANY
NY - NEW YORK
REIT - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "-" ARE ROUNDED TO $0.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 98.7% +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.0%
   Autoliv                                                 39,000   $     2,464
   Belo, Cl A (A)                                         150,000         2,775
   Comcast, Cl A * (A)                                    372,500         7,774
   Home Depot                                              99,100         3,123
   Lee Enterprises (A)                                    124,000         1,990
   Leggett & Platt (A)                                    119,000         2,312
   Macy's                                                  64,000         2,050
   McGraw-Hill (A)                                         90,000         4,504
   News, Cl A                                             471,000        10,206
   Pulte Homes                                            198,000         2,938
   Target                                                  44,000         2,700
   Time Warner                                            322,000         5,880
   Washington Post, Cl B (A)                                2,800         2,377
   WCI Communities * (A)                                   60,000           328
   Wyndham Worldwide                                       69,000         2,265
                                                                    -----------
                                                                         53,686
                                                                    -----------
CONSUMER STAPLES - 9.6%
   Altria Group                                           155,000        11,304
   Cadbury Schweppes ADR                                  155,000         8,252
   Diageo ADR                                              41,000         3,762
   Fomento Economico Mexicano ADR                          90,000         3,205
   Henkel KGaA ADR                                         50,000         2,309
   Kraft Foods, Cl A                                       79,000         2,640
   Nestle ADR                                              81,000         9,338
   Wal-Mart Stores                                        141,500         6,397
                                                                    -----------
                                                                         47,207
                                                                    -----------
ENERGY - 13.2%
   Chevron                                                182,000        16,655
   ConocoPhillips                                          95,000         8,071
   Exxon Mobil                                            187,000        17,202
   Halliburton                                            109,000         4,297
   Marathon Oil                                            89,000         5,262
   Peabody Energy                                          44,000         2,453
   Suncor Energy                                           29,000         3,168
   Williams (A)                                           198,000         7,225
                                                                    -----------
                                                                         64,333
                                                                    -----------
FINANCIALS - 23.3%
   Aflac                                                   75,000         4,708
   American International Group                           125,000         7,890
   Bank of America                                        188,000         9,077
   Bank of New York Mellon (A)                            153,000         7,474

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   Berkshire Hathaway, Cl B *                               2,800   $    12,359
   Citigroup                                              335,000        14,036
   Genworth Financial, Cl A                               160,000         4,368
   Goldman Sachs Group                                     16,000         3,967
   Hanover Insurance Group                                 52,000         2,396
   JPMorgan Chase                                         268,000        12,596
   Loews                                                   45,000         2,209
   Marsh & McLennan (A)                                   244,000         6,317
   Merrill Lynch                                           38,250         2,525
   Morgan Stanley                                          58,000         3,901
   Prudential Financial (A)                                54,000         5,223
   Travelers                                               70,000         3,655
   Washington Mutual (A)                                  110,000         3,067
   Wells Fargo                                            167,000         5,680
   XL Capital, Cl A                                        34,000         2,446
                                                                    -----------
                                                                        113,894
                                                                    -----------
HEALTH CARE - 6.3%
   Baxter International                                    85,000         5,101
   Boston Scientific * (A)                                300,000         4,161
   Covidien                                                67,000         2,787
   GlaxoSmithKline ADR                                     50,000         2,563
   Merck                                                  114,000         6,642
   Pfizer                                                 381,000         9,376
                                                                    -----------
                                                                         30,630
                                                                    -----------
INDUSTRIALS - 13.9%
   Avery Dennison                                          76,000         4,400
   Boeing                                                  34,000         3,352
   General Electric                                       610,000        25,108
   Honeywell International                                109,000         6,585
   Insituform Technologies, Cl A * (A)                    125,000         1,757
   Joy Global (A)                                          47,000         2,729
   Masco                                                   74,300         1,789
   Pitney Bowes                                           109,000         4,364
   Tyco International                                      66,000         2,717
   United Technologies                                     48,500         3,715
   USG * (A)                                              114,500         4,551
   Waste Management                                       191,500         6,969
                                                                    -----------
                                                                         68,036
                                                                    -----------
INFORMATION TECHNOLOGY - 12.0%
   Accenture, Cl A                                         59,000         2,304
   Cisco Systems *                                        158,500         5,240


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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
   Corning                                                238,000   $     5,776
   Diebold                                                 71,000         2,971
   Hewlett-Packard                                         89,000         4,599
   International Business Machines                         80,000         9,290
   Microsoft                                              462,000        17,006
   Nokia ADR                                              155,000         6,157
   Tyco Electronics (A)                                    66,000         2,354
   Western Union                                          143,000         3,152
                                                                    -----------
                                                                         58,849
                                                                    -----------
MATERIALS - 3.9%
   Alcoa                                                   84,500         3,345
   Cabot                                                   54,000         1,890
   Dow Chemical                                            52,500         2,365
   EI Du Pont de Nemours (A)                               49,500         2,451
   Rio Tinto ADR                                           10,000         3,750
   Weyerhaeuser (A)                                        70,000         5,314
                                                                    -----------
                                                                         19,115
                                                                    -----------
TELECOMMUNICATIONS - 3.6%
   Verizon Communications                                 380,000        17,507
                                                                    -----------
UTILITIES - 1.9%
   Questar                                                165,000         9,418
                                                                    -----------

   TOTAL COMMON STOCK
      (Cost $340,490)                                                   482,675
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------
   Liquid Funding LLC (B) (C)
      4.850%, 11/30/07                           $          5,000         4,999
      4.839%, 06/11/08                                      2,500         2,499
   Morgan Stanley Dean Witter (B) (C)
      4.930%, 08/01/08                                      2,500         2,500
                                                                    -----------

   TOTAL CORPORATE OBLIGATIONS
      (Cost $9,998)                                                       9,998
                                                                    -----------

--------------------------------------------------------------------------------
Description                                      Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTE - 1.0%
--------------------------------------------------------------------------------
   JPMorgan (B)
      5.038%, 11/15/07                           $          5,000   $     5,000
                                                                    -----------

   TOTAL MASTER NOTE
      (Cost $5,000)                                                       5,000
                                                                    -----------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY - 0.6%
--------------------------------------------------------------------------------
   Te1mpleton Dragon Fund                                  73,000         2,665
                                                                    -----------

   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $641)                                                         2,665
                                                                    -----------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 0.5%
--------------------------------------------------------------------------------
   Barclays Bank NY (B)
      5.160%, 01/22/08                           $          2,500         2,500
                                                                    -----------

  TOTAL CERTIFICATE OF DEPOSIT
      (Cost $2,500)                                                       2,500
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.0%
--------------------------------------------------------------------------------
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $460,111
      (collateralized by a U.S. Treasury
      obligation, par value $456,000, 4.750%,
      02/15/10, total market value $469,652)                  460           460
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $4,644,204
      (collateralized by a corporate
      obligation, par value $4,670,577,
      6.000%, 10/01/37, total market value
      $4,736,716)                                           4,644         4,644
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $5,104)                                                       5,104
                                                                    -----------

TOTAL INVESTMENTS - 103.8%
   (Cost $363,733) ++                                               $   507,942
                                                                    ===========


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $489,177,808.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $363,733 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $160,319 (000) AND $ (16,110) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $21,399,578.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
LLC - LIMITED LIABILITY COMPANY
NY - NEW YORK

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 86.3%
--------------------------------------------------------------------------------
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.6%                              98,874    $    1,334
   HighMark Core Equity Fund,
      Fiduciary Shares - 22.8%                          1,877,423        19,356
   HighMark International Opportunities
      Fund, Fiduciary Shares - 16.4%                    1,248,764        13,924
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 15.0%                          1,170,309        12,768
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 7.2%                             389,681         6,137
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 7.6% *                           352,818         6,471
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.8%                              92,017         1,549
   HighMark Value Momentum Fund,
      Fiduciary Shares - 13.9%                            464,519        11,789
                                                                     ----------

   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $65,217)                                                     73,328
                                                                     ----------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 8.7%
--------------------------------------------------------------------------------
   HighMark Bond Fund,
      Fiduciary Shares - 1.5%                             118,748         1,251
   HighMark Short Term Bond
      Fund, Fiduciary Shares - 7.2%                       623,355         6,159
                                                                     ----------

   TOTAL AFFILIATED FIXED INCOME
      REGISTERED INVESTMENT COMPANIES
      (Cost $7,362)                                                       7,410
                                                                     ----------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY - 2.6%
--------------------------------------------------------------------------------
   JPMorgan Small Cap Growth Fund,
      Institutional Class, Fiduciary Shares               163,142         2,237
                                                                     ----------

   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $2,047)                                                       2,237
                                                                     ----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $2,024,456
      (collateralized by a U.S. Treasury
      obligation, par value $2,046,000,
      4.625%, 02/29/08, total market
      value $2,065,377)                                $    2,024    $    2,024
                                                                     ----------

   TOTAL REPURCHASE AGREEMENT
      (Cost $2,024)                                                       2,024
                                                                     ----------

TOTAL INVESTMENTS - 100.0%
   (Cost $76,650) +                                                  $   84,999
                                                                     ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $84,966,871.

*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $76,674 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,264 (000) AND $ (939) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 97.1%
--------------------------------------------------------------------------------
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.7%                               7,852    $      106
   HighMark Core Equity Fund,
      Fiduciary Shares - 28.1%                            169,151         1,744
   HighMark International Opportunities Fund,
      Fiduciary Shares - 18.4%                            102,110         1,139
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 15.5%                             88,224           963
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 5.9%                              23,200           365
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 8.6% *                            28,840           529
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.9%                               7,154           120
   HighMark Value Momentum Fund,
      Fiduciary Shares - 17.0%                             41,380         1,050
                                                                     ----------

   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $5,716)                                                       6,016
                                                                     ----------

--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.1%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market
      Fund, Fiduciary Shares, 5.03% (A)                     6,571             7
                                                                     ----------

   TOTAL AFFILIATED MONEY MARKET FUND
      (Cost $7)                                                               7
                                                                     ----------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY - 2.9%
--------------------------------------------------------------------------------
   JPMorgan Small Cap Growth Fund,
      Institutional Class                                  13,365           183
                                                                     ----------

   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $168)                                                           183
                                                                     ----------

TOTAL INVESTMENTS - 100.1%
   (Cost $5,891) +                                                   $    6,206
                                                                     ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $6,198,017.

*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,913 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $381
      (000) AND $ (88) (000), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 68.1%
--------------------------------------------------------------------------------
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.3%                              72,216    $      974
   HighMark Core Equity Fund,
      Fiduciary Shares - 16.7%                          1,200,175        12,374
   HighMark International Opportunities
      Fund, Fiduciary Shares - 13.7%                      907,930        10,123
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 12.2%                            828,301         9,037
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 6.1%                             283,234         4,461
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 6.1% *                           245,774         4,507
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.6%                              68,260         1,149
   HighMark Value Momentum Fund,
      Fiduciary Shares - 10.4%                            302,848         7,686
                                                                     ----------

   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $44,243)                                                     50,311
                                                                     ----------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME REGISTERED INVESTMENT
COMPANIES - 27.3%
--------------------------------------------------------------------------------
   HighMark Bond Fund,
      Fiduciary Shares - 11.3%                            794,541         8,375
   HighMark Short Term Bond
      Fund, Fiduciary Shares - 15.9%                    1,192,838        11,785
                                                                     ----------

   TOTAL AFFILIATED FIXED INCOME
      REGISTERED INVESTMENT COMPANIES
      (Cost $20,088)                                                     20,160
                                                                     ----------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY - 2.1%
--------------------------------------------------------------------------------
   JPMorgan Small Cap Growth Fund,
      Institutional Class                                 114,814         1,574
                                                                     ----------

   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $1,437)                                                       1,574
                                                                     ----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.9%
--------------------------------------------------------------------------------
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $2,141,114
      (collateralized by a U.S. Treasury
      obligation, par value $2,164,000,
      4.625%, 02/29/08, total market
      value $2,184,495)                                $    2,141    $    2,141
                                                                     ----------

   TOTAL REPURCHASE AGREEMENT
      (Cost $2,141)                                                       2,141
                                                                     ----------

TOTAL INVESTMENTS - 100.4%
   (Cost $67,909) +                                                  $   74,186
                                                                     ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $73,895,589.

*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $67,919 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,038 (000) AND $ (771) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME REGISTERED INVESTMENT
COMPANIES - 57.0%
--------------------------------------------------------------------------------
   HighMark Bond Fund,
     Fiduciary Shares - 24.2%                             278,643    $    2,937
   HighMark Short Term Bond Fund,
     Fiduciary Shares - 32.8%                             402,963         3,981
                                                                     ----------

   TOTAL AFFILIATED FIXED INCOME
     REGISTERED INVESTMENT COMPANIES
     (Cost $6,909)                                                        6,918
                                                                     ----------

--------------------------------------------------------------------------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 39.6%
--------------------------------------------------------------------------------
   HighMark Cognitive Value Fund,
     Fiduciary Shares - 0.8%                                6,931            93
   HighMark Core Equity Fund,
     Fiduciary Shares - 11.1%                             131,265         1,354
   HighMark International Opportunities
     Fund, Fiduciary Shares - 4.4%                         47,717           532
   HighMark Large Cap Growth Fund,
     Fiduciary Shares - 8.7%                               96,783         1,055
   HighMark Large Cap Value Fund,
     Fiduciary Shares - 3.5%                               27,094           427
   HighMark Small Cap Advantage Fund,
     Fiduciary Shares - 3.5% *                             23,168           425
   HighMark Small Cap Value Fund,
     Fiduciary Shares - 0.8%                                5,866            99
   HighMark Value Momentum Fund,
     Fiduciary Shares - 6.8%                               32,382           822
                                                                     ----------

   TOTAL AFFILIATED EQUITY REGISTERED
     INVESTMENT COMPANIES
     (Cost $4,341)                                                        4,807
                                                                     ----------

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY - 1.2%
--------------------------------------------------------------------------------
   JPMorgan Small Cap Growth Fund,
     Institutional Class                                   11,067    $      152
                                                                     ----------

   TOTAL REGISTERED INVESTMENT COMPANY
     (Cost $138)                                                            152
                                                                     ----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.8%
--------------------------------------------------------------------------------
   Deutsche Bank
     4.550%, dated 10/31/07, matures on
     11/01/07, repurchase price $463,507
     (collateralized by a U.S. Treasury
     obligation, par value $459,000,
     4.750%, 02/15/10, total market
     value $472,742)                                   $      463           463
                                                                     ----------

   TOTAL REPURCHASE AGREEMENT
     (Cost $463)                                                            463
                                                                     ----------

TOTAL INVESTMENTS - 101.6%
   (Cost $11,851) +                                                  $   12,340
                                                                     ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $12,141,261.

*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,858 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $553
      (000) AND $ (71) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 41.8%
--------------------------------------------------------------------------------
   FHLMC Gold
      6.500%, 11/01/09                                  $     377   $       381
      6.000%, 10/01/09                                        523           525
      6.000%, 06/01/13                                      1,186         1,209
      6.000%, 09/01/13                                      1,104         1,124
      6.000%, 09/01/17                                      2,900         2,955
      6.000%, 11/01/17                                        863           879
      5.500%, 03/01/17                                        849           854
      5.500%, 08/01/21                                      8,249         8,262
      5.000%, 10/01/20                                      1,566         1,544
      5.000%, 07/01/35                                      4,740         4,554
      4.500%, 05/01/19                                      1,975         1,912
      4.500%, 07/01/19                                      5,749         5,567
      4.500%, 04/01/20                                        775           750
      4.000%, 04/01/18                                      4,581         4,346
      4.000%, 06/01/19                                     10,103         9,546
   FHLMC, CMO REMIC, Ser 1666, Cl J
      6.250%, 01/15/24                                      2,000         2,048
   FNMA
      8.500%, 05/01/25                                         30            32
      8.000%, 08/01/24                                          4             4
      8.000%, 09/01/24                                          0             1
      8.000%, 07/01/26                                         38            40
      8.000%, 06/01/30                                         20            21
      7.500%, 12/01/26                                        259           275
      7.000%, 02/01/09                                         74            74
      7.000%, 12/01/10                                        312           315
      7.000%, 05/01/30                                         41            43
      6.500%, 12/01/07                                          7             7
      6.500%, 04/01/14                                        674           694
      6.500%, 03/01/24                                         69            71
      6.500%, 05/01/26                                         69            71
      6.500%, 01/01/28                                         22            22
      6.500%, 03/01/28                                         40            41
      6.500%, 04/01/28                                        178           184
      6.500%, 01/01/29                                        852           879
      6.500%, 06/01/29                                        923           952
      6.500%, 07/01/29                                        459           474
      6.500%, 08/01/29                                        197           203
      6.500%, 05/01/30                                        646           666
      6.000%, 05/01/09                                          9             9
      6.000%, 09/01/10                                         45            45
      6.000%, 05/01/11                                         54            55
      6.000%, 01/01/12                                         40            40

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FNMA - (continued)
      6.000%, 03/01/13                                  $      88   $        90
      6.000%, 08/01/14                                      3,065         3,117
      6.000%, 05/01/16                                        823           839
      6.000%, 10/01/16                                      1,036         1,056
      6.000%, 11/01/17                                      2,312         2,357
      6.000%, 12/01/27                                         86            88
      6.000%, 07/01/28                                        523           530
      6.000%, 08/01/28                                        146           148
      6.000%, 10/01/28                                        307           311
      6.000%, 12/01/28                                      2,199         2,231
      5.500%, 01/01/17                                        559           563
      5.500%, 02/01/17                                        357           359
      5.500%, 12/01/17                                      2,803         2,818
      5.500%, 03/01/20                                     13,206        13,270
      5.500%, 11/01/33                                      8,086         7,990
      5.500%, 04/01/35                                      3,715         3,664
      5.500%, 04/01/36                                     10,145        10,008
      5.000%, 01/01/09                                        367           366
      5.000%, 11/01/17                                      3,598         3,557
      5.000%, 12/01/17                                      1,358         1,342
      5.000%, 02/01/18                                      3,967         3,919
      5.000%, 11/01/18                                        572           565
      5.000%, 03/01/34                                      7,949         7,650
      5.000%, 08/01/34                                      3,938         3,790
      5.000%, 07/01/35                                      5,279         5,072
      4.500%, 04/01/18                                     21,839        21,186
      4.500%, 08/01/18                                      2,465         2,391
      4.500%, 07/01/20                                      7,569         7,335
   FNMA, CMO REMIC, Ser 25, Cl CD
      3.500%, 03/25/17                                      4,555         4,429
   GNMA
      8.000%, 04/15/17                                         30            31
      8.000%, 05/15/17                                         17            18
      8.000%, 11/15/26                                        287           306
      8.000%, 12/15/26                                        112           120
      7.500%, 05/15/23                                        126           133
      7.500%, 01/15/24                                        115           122
      7.500%, 02/15/24                                         52            55
      7.500%, 02/15/27                                         25            26
      7.500%, 06/15/27                                         56            59
      7.500%, 07/15/27                                         17            18
      7.500%, 08/15/27                                         48            51


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   GNMA - (continued)
      7.000%, 01/15/24                                  $      49   $        51
      7.000%, 04/15/24                                         27            29
      6.500%, 06/15/23                                        134           138
      6.500%, 12/15/23                                         69            72
      6.500%, 01/15/24                                         21            21
      6.500%, 02/15/24                                        109           112
      6.500%, 10/15/25                                         57            59
      6.500%, 04/15/26                                         55            57
      6.500%, 01/15/29                                        226           234
      6.500%, 05/15/29                                        797           824
      6.500%, 06/15/29                                         63            65
      6.000%, 07/15/28                                         71            72
      6.000%, 08/15/28                                        132           135
      6.000%, 09/15/28                                        547           556
                                                                    -----------

   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS
      (Cost $167,256)                                                   166,079
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 34.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.7%
   Comcast Cable Communications
      6.875%, 06/15/09                                      4,530         4,645
   News America Holdings
      7.750%, 02/01/24                                      1,000         1,115
   Time Warner
      7.480%, 01/15/08                                      7,100         7,126
   Time Warner Entertainment
      8.375%, 03/15/23                                      5,000         5,897
                                                                    -----------
                                                                         18,783
                                                                    -----------
CONSUMER STAPLES - 0.7%
   Safeway
      7.500%, 09/15/09                                      2,468         2,568
                                                                    -----------
ENERGY - 2.1%
   ConocoPhillips
      7.125%, 03/15/28                                      3,000         3,086

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
ENERGY - (CONTINUED)
   Kinder Morgan
      7.250%, 03/01/28                                  $   5,600   $     5,283
                                                                    -----------
                                                                          8,369
                                                                    -----------
FINANCIALS - 12.3%
   Associates
      6.950%, 11/01/18                                      4,000         4,384
   Citigroup
      6.200%, 03/15/09                                      5,200         5,288
   GE Global Insurance
      7.750%, 06/15/30                                      5,000         5,755
   HSBC Bank USA (A)
      3.875%, 09/15/09                                      4,200         4,116
   John Hancock Financial Services
      5.625%, 12/01/08                                      5,000         5,041
   Liquid Funding LLC (B) (C)
      4.850%, 11/30/07                                      2,500         2,499
      4.839%, 06/11/08                                      2,500         2,499
   Morgan Stanley
      6.750%, 04/15/11                                      5,500         5,747
   National City Bank (B) (C)
      4.009%, 04/18/08                                      5,000         5,002
   News America
      5.300%, 12/15/14                                      3,750         3,695
   Wachovia
      3.625%, 02/17/09                                      5,000         4,898
                                                                    -----------
                                                                         48,924
                                                                    -----------
FOREIGN GOVERNMENTS - 2.1%
   Hydro Quebec, Ser IO
      8.050%, 07/07/24                                      1,125         1,434
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                      5,000         5,565
   Province of Saskatchewan
      9.375%, 12/15/20                                      1,000         1,364
                                                                    -----------
                                                                          8,363
                                                                    -----------
HEALTH CARE - 2.4%
   HCA
      7.875%, 02/01/11                                      5,000         4,938
   United Health Group
      5.250%, 03/15/11                                      4,500         4,518
                                                                    -----------
                                                                          9,456
                                                                    -----------


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                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - 1.8%
   Continental Airlines, Ser 98-1B
      6.748%, 03/15/17                                  $   2,115   $     2,040
   General Electric
      5.000%, 02/01/13                                      5,000         4,960
                                                                    -----------
                                                                          7,000
                                                                    -----------
INFORMATION TECHNOLOGY - 2.4%
   Cisco Systems
      5.250%, 02/22/11                                      5,000         5,053
   International Business Machines
      6.500%, 01/15/28                                      2,500         2,660
      5.700%, 09/14/17                                      1,950         1,979
                                                                    -----------
                                                                          9,692
                                                                    -----------
TELECOMMUNICATIONS - 2.3%
   Bell Atlantic of Maryland
      8.000%, 10/15/29                                      2,980         3,457
   New England Telephone & Telegraph
      7.875%, 11/15/29                                      4,925         5,520
                                                                    -----------
                                                                          8,977
                                                                    -----------
UTILITIES - 3.5%
   Arkansas Electric Cooperative
      7.330%, 06/30/08                                        711           711
   Baltimore Gas & Electric, MTN, Ser G
      5.780%, 10/01/08                                      4,000         4,013
   Midamerican Energy Holdings, Ser D
      5.000%, 02/15/14                                        400           387
   Oklahoma Gas & Electric
      6.650%, 07/15/27                                      2,500         2,654
   Orange & Rockland Utilities, Ser G
      7.000%, 03/01/29                                      1,250         1,297
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                      5,000         4,847
                                                                    -----------
                                                                         13,909
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $133,384)                                                   136,041
                                                                    -----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 12.1%
--------------------------------------------------------------------------------
   U.S. Treasury Bonds
      8.125%, 08/15/19 (A)                                  2,500         3,278
      7.250%, 05/15/16 (A)                                 16,100        19,289
      7.125%, 02/15/23 (A)                                  4,000         5,013
   U.S. Treasury Inflation Index Note
      3.000%, 07/15/12 (A)                                 19,676        20,678
                                                                    -----------

   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $44,678)                                                     48,258
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.0%
--------------------------------------------------------------------------------
   CenterPoint Energy Transition Bond Co. II,
      Ser A, Cl A3
      5.090%, 08/01/15                                  $   6,600   $     6,496
   Chase Mortgage Finance, Ser S1, Cl A3
      5.500%, 02/25/19                                      6,663         6,629
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                                     11,000        11,155
   Lehman Mortgage Trust, Ser 8, Cl 1A1 ^
      6.000%, 08/25/37                                      9,627         9,560
   MBNA Credit Card Master Note Trust,
      Ser 2005-A7, Cl A7
      4.300%, 02/15/11                                        500           498
   Merrill Lynch Mortgage Trust, Ser MW1,
      Cl A3
      5.403%, 07/12/34                                      3,875         3,901
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                                      4,000         3,970
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                                      9,417         9,343
                                                                    -----------

   TOTAL ASSET-BACKED SECURITIES
      (Cost $51,179)                                                     51,552
                                                                    -----------

--------------------------------------------------------------------------------
MASTER NOTES - 3.1%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.138%, 11/07/07                                      7,500         7,500
   JPMorgan (B)
      5.038%, 11/15/07                                      5,000         5,000
                                                                    -----------

   TOTAL MASTER NOTES
      (Cost $12,500)                                                     12,500
                                                                    -----------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 0.6%
--------------------------------------------------------------------------------
   Barclays Bank NY (B)
      5.160%, 01/22/08                                      2,500         2,500
                                                                    -----------

      TOTAL CERTIFICATE OF DEPOSIT
      (Cost $2,500)                                                       2,500
                                                                    -----------


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                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.6%
--------------------------------------------------------------------------------
   Queens Health Systems (B)
      5.222%, 01/23/08                                  $   2,500   $     2,465
                                                                    -----------

   TOTAL COMMERCIAL PAPER
      (Cost $2,465)                                                       2,465
                                                                    -----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
--------------------------------------------------------------------------------
   FNMA
      5.000%, 04/15/15                                      1,800         1,820
                                                                    -----------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $1,816)                                                       1,820
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.9%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.013%, dated 10/31/07, matures on
      11/01/07, repurchase price $8,501,213
      (collateralized by various corporate
      obligations, ranging in par value from
      $595,000- $1,487,500, 0.000%-6.010%,
      03/20/18-06/25/37, total market value
      $8,925,092)                                           8,500         8,500
   Deutsche Bank
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $12,564,705
      (collateralized by various U.S. Treasury
      obligations, ranging in par value from
      $745,000-$5,272,000, 0.000%-9.125%,
      05/20/08-05/15/18, total market value
      $12,814,818)                                         12,563        12,563
   Greenwich Capital (B)
      5.138%, dated 10/31/07, matures on
      11/01/07, repurchase price $4,500,642
      (collateralized by various corporate
      obligations, ranging in par value from
      $900- $44,026,971, 0.000%-15.825%,
      02/07/08-07/25/47, total market value
      $4,725,001)                                           4,500         4,500


--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $13,592,885
      (collateralized by a corporate obligation,
      par value $13,670,074, 6.000%,
      10/01/37, total market value
      $13,863,654)                                      $  13,591   $    13,591
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $39,154)                                                     39,154
                                                                    -----------

TOTAL INVESTMENTS - 115.9%
   (Cost $454,932) +                                                $   460,369
                                                                    ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $397,164,736.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2007 IS $9,560 (000).

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $454,932 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,986 (000) AND $ (3,549) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $52,965,450.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

CL - CLASS
CMO - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC - LIMITED LIABILITY COMPANY
MTN - MEDIUM TERM NOTE
NY - NEW YORK
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.3%
--------------------------------------------------------------------------------
   Atascadero, Unified School District, Measure
      B, Capital Projects, Ser A, COP, MBIA
      Insured
      5.200%, 08/01/08                                  $   1,000    $    1,014
   Berryessa, Unified School District, GO, MBIA
      Insured
      5.375%, 03/01/12                                        460           495
   Brentwood, Unified School District, Ser B,
      GO, FGIC Insured
      Callable 08/01/10 @ 101
      4.850%, 08/01/14                                        410           429
   Burlingame, Elementary School District, GO,
      FSA Insured
      5.250%, 07/15/16                                        795           881
   California State, Department of
      Transportation, Federal Highway Grant
      Anticipation Bonds, Ser A, RB, FGIC
      Insured
      5.000%, 02/01/14                                      2,000         2,156
   California State, Department of Water
      Resources Power Supply, Ser A, RB,
      AMBAC Insured
      Callable 05/01/12 @ 101
      5.500%, 05/01/15                                      1,225         1,328
   California State, Department of Water
      Resources, Central Valley Project, Water
      System, Ser W, RB, FSA Insured
      5.500%, 12/01/14                                      1,315         1,471
   California State, Department of Water
      Resources, Central Valley Project, Water
      System, Ser Z, RB, FGIC Insured
      5.000%, 12/01/12                                      1,000         1,071
   California State, Educational Facilities
      Authority, Loyola-Marymount University,
      Ser A, RB, MBIA Insured
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                                      1,560         1,622
   California State, Educational Facilities
      Authority, Stanford University, Ser P, RB
      5.250%, 12/01/13                                        800           875
   California State, Educational Facilities
      Authority, Stanford University, Ser R, RB
      5.000%, 11/01/11                                        610           647
   California State, GO
      6.250%, 04/01/08                                      1,000         1,011
   California State, GO, FGIC Insured
      4.500%, 09/01/10                                      1,000         1,030

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   California State, Public Works Board Lease,
      Various University of California Projects,
      Ser A, RB, AMBAC Insured
      Callable 12/01/07 @ 102
      5.100%, 12/01/10                                  $   1,000    $    1,021
   Chaffey, Unified High School District, GO,
      FGIC Insured
      5.000%, 08/01/15                                      1,000         1,088
   Coast Community College, GO, MBIA
      Insured
      5.250%, 08/01/15                                      1,000         1,105
   Contra Costa County, Merrithew Memorial
      Hospital Project, COP, MBIA Insured
      Prerefunded @ 102 (A)
      5.500%, 11/01/07                                      2,160         2,203
      5.200%, 11/01/07                                      1,000         1,020
   Contra Costa, Transportation Authority,
      Sales Tax, Ser A, RB, FGIC Insured
      6.000%, 03/01/09                                      1,000         1,034
   Corona-Norca Unified School District, Ser A,
      GO, FSA Insured
      5.000%, 08/01/17                                        500           546
   Cupertino, Unified School District, GO, FSA
      Insured
      Callable 08/01/11 @ 100
      5.250%, 08/01/13                                        595           632
   East Bay, Municipal Utility District, Water
      System Project, RB, MBIA Insured
      Prerefunded @ 100 (A)
      5.250%, 06/01/11                                      1,750         1,859
   Eastern Municipal Water District, Ser A,
      COP, FGIC Insured
      Callable 07/01/11 @ 100
      5.375%, 07/01/16                                      2,120         2,248
      5.375%, 07/01/17                                      2,410         2,552
      5.250%, 07/01/12                                        300           318
      5.250%, 07/01/13                                      1,000         1,059
   El Camino, Community College, GO, FSA
      Insured
      Callable 08/01/15 @ 100
      5.000%, 08/01/16                                      1,000         1,085
   Fallbrook, Unified High School District, GO,
      FGIC Insured
      5.375%, 09/01/12                                        250           271
   Fremont, Unified High School District, Ser B,
      ETM, GO
      5.000%, 09/01/10                                        600           627


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Fresno, Joint Powers Financing Authority,
      Fresno City Hall, RB, AMBAC Insured
      Callable 08/01/10 @ 100
      4.600%, 08/01/11                                  $     500    $      515
   Joshua Basin-Hi Desert Financing Authority,
      Water District Project, RB, AMBAC
      Insured
      4.900%, 05/01/09                                        465           475
   Kings River, Conservation District, Pine Flat
      Power, Ser F, RB
      4.625%, 01/01/11                                        500           517
   Livermore-Amador Valley, Water
      Management Authority, Ser A, RB, AMBAC
      Insured
      Callable 08/01/11 @ 100
      5.250%, 08/01/14                                        750           796
      5.000%, 08/01/13                                        400           421
   Los Angeles Community College District,
      Ser E, GO, FSA Insured
      Callable 08/01/16 @ 100
      5.000%, 08/01/17                                      1,000         1,084
   Los Angeles County, Metropolitan
      Transportation Authority, Sales Tax
      Project, A-1st Senior, Ser B, RB, FSA
      Insured
      5.250%, 07/01/11                                      1,550         1,648
   Los Angeles County, Metropolitan
      Transportation Authority, Sales Tax
      Project, C-2nd Senior, Ser A, RB, AMBAC
      Insured
      5.500%, 07/01/10                                      1,050         1,107
   Los Angeles County, Metropolitan
      Transportation Authority, Sales Tax
      Project, C-2nd Senior, Ser A, RB, FGIC
      Insured
      5.000%, 07/01/10                                      2,000         2,084
   Los Angeles, Department of Water & Power,
      Ser A-A-1, RB, MBIA Insured
      5.250%, 07/01/10                                      1,710         1,792
      5.250%, 07/01/11                                      3,485         3,705
      5.250%, 07/01/13                                      2,025         2,148
   Los Angeles, Department of Water & Power,
      Ser B, RB, MBIA Insured
      Callable 07/01/11 @ 100
      5.000%, 07/01/13                                        430           462
   Los Angeles, Ser A, GO, FGIC Insured
      5.250%, 09/01/09                                        600           620

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Los Angeles, Ser A, GO, MBIA Insured
      5.250%, 09/01/11                                  $     250    $      266
   Los Angeles, Ser B, GO, FSA Insured
      5.000%, 09/01/16
      Callable 09/01/15 @ 100                               1,000         1,086
   Los Angeles, Unified School District, GO,
      MBIA Insured
      5.500%, 07/01/12                                        755           821
   Los Angeles, Unified School District, Ser A,
      GO, FGIC Insured
      6.000%, 07/01/11                                      1,385         1,505
   Los Angeles, Unified School District, Ser D,
      GO, FGIC Insured
      Prerefunded @ 100 (A)
      5.500%, 07/01/10                                      2,000         2,110
   Los Angeles, Unified School District, Ser E,
      GO, MBIA Insured
      Prerefunded @ 100 (A)
      5.500%, 07/01/12                                      1,390         1,511
   Los Angeles, Waste Water System, Ser C,
      RB, MBIA Insured
      5.375%, 06/01/12                                      1,145         1,237
   Los Gatos-Saratoga, Joint Unified High
      School, Ser B, GO
      Prerefunded @ 100 (A)
      4.600%, 12/01/10                                        875           916
   Metropolitan, Water District of Southern
      California, Ser A, RB
      Callable 07/01/11 @ 101
      5.375%, 07/01/12                                      2,185         2,349
   Metropolitan, Water District of Southern
      California, Waterworks Project, Ser B, GO
      4.000%, 03/01/11                                      1,000         1,019
   Mountain View, Shoreline Regional Park
      Community, Ser A, TA, MBIA Insured
      5.600%, 08/01/10                                        500           505
   M-S-R Public Power Authority, San Juan
      Project, Ser I, RB, MBIA Insured
      5.000%, 07/01/14                                      2,440         2,565
   North Orange County, Community College
      District, GO, MBIA Insured
      5.000%, 08/01/15                                      1,000         1,088
   Norwalk, La Mirada Unified School District,
      Ser A, GO, FGIC Insured
      Prerefunded @ 100 (A)
      5.000%, 08/01/13                                      1,800         1,939


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Orange County, Local Transportation
      Authority, Measure M, Second Senior,
      Ser A, RB, MBIA Insured
      5.500%, 02/15/10                                  $   1,200    $    1,255
   Paramount, Unified School District, GO, FSA
      Insured
      5.000%, 09/01/15                                      1,000         1,089
   Port Oakland, Ser M, RB, FGIC Insured
      Prerefunded @ 100 (A)
      5.250%, 11/01/12                                      1,000         1,082
   Port of Oakland, RB, MBIA Insured
      5.000%, 11/01/18                                      1,000         1,082
   Redwood City, Elementary School District,
      GO, FGIC Insured
      5.500%, 08/01/10                                      1,140         1,204
      5.500%, 08/01/14                                        900         1,002
   Riverside County, Transportation
      Commission, Sales Tax Revenue, Ser A,
      RB, AMBAC Insured
      5.750%, 06/01/09                                        740           767
   Riverside, Community College, GO, FSA
      Insured
      Callable 08/01/15 @ 100
      5.000%, 08/01/19                                      1,700         1,814
   Sacramento, Municipal Utility District,
      Electric, Ser C, ETM, RB, FGIC Insured
      Callable 09/01/07 @ 100
      5.750%, 11/15/08                                        570           571
   Sacramento, Municipal Utility District, Ser 0,
      RB, MBIA Insured
      5.250%, 08/15/10                                        500           525
   Sacramento, Municipal Utility District, Ser P,
      RB, FSA Insured
      Callable 08/15/11 @ 100
      5.250%, 08/15/13                                      1,585         1,687
   Sacramento, Municipal Utility District, Ser R,
      RB, MBIA Insured
      5.000%, 08/15/15                                      1,480         1,611
      5.000%, 08/15/16                                      1,000         1,066
   San Bernardino County, Community College
      District, GO, FSA Insured
      5.000%, 08/01/15                                      1,000         1,088
   San Bernardino County, Transportation
      Authority, Ser A, RB, FSA Insured
      Callable 03/01/08 @ 101
      5.000%, 03/01/09                                      1,000         1,015

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   San Bernardino County, Transportation
      Authority, Ser A, RB, MBIA Insured
      6.250%, 03/01/10                                  $   2,000    $    2,127
   San Bernardino, Municipal Water
      Department, Sewer Authority, COP, FGIC
      Insured
      Callable 02/01/09 @ 101
      5.000%, 02/01/11                                      1,130         1,162
   San Diego County, Water Authority, COP,
      FGIC Insured
      5.250%, 05/01/16                                      1,310         1,445
   San Diego, Public Facilities Financing
      Authority, RB, MBIA Insured
      Callable 08/01/12 @ 100
      5.000%, 08/01/14                                      1,000         1,063
   San Francisco City & County, Airport
      Commission, International Airport, Second
      Senior, Issue 20, RB, MBIA Insured
      Callable 05/01/08 @ 101
      4.250%, 05/01/09                                      1,000         1,011
   San Francisco City & County, Public Utilities
      Commission, Water Revenue, Ser A, RB,
      FSA Insured
      5.000%, 11/01/10                                      1,000         1,047
      5.000%, 11/01/11                                      1,500         1,589
   San Francisco City & County, Public Utilities
      Commission, Water Revenue, Ser B, RB,
      MBIA Insured
      5.000%, 11/01/15                                      1,250         1,333
   San Francisco, Bay Area Rapid Transit, RB,
      AMBAC Insured
      Callable 07/01/11 @ 100
      5.250%, 07/01/14                                        300           318
   San Francisco, Bay Area Rapid Transit, RB,
      AMBAC Insured
      Prerefunded @ 100 (A)
      5.250%, 07/01/11                                        850           904
   San Joaquin County, Delta Community
      College District, Election 2004, Ser A, GO,
      FSA Insured
      4.500%, 08/01/15                                      1,000         1,055
   San Jose, Financing Authority, Convention
      Center Project, Ser F, RB, MBIA Insured
      4.250%, 09/01/11                                      1,765         1,818
   San Jose, Redevelopment Agency, Merged
      Area Redevelopment Project, TA, AMBAC
      Insured
      Callable 08/01/08 @ 102
      5.000%, 08/01/09                                      1,500         1,539


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   San Jose, Redevelopment Agency, Merged
      Area Redevelopment Project, TA, MBIA
      Insured
      6.000%, 08/01/08                                  $   1,000    $    1,019
   San Juan, Unified School District, GO, FSA
      Insured
      5.250%, 08/01/10                                      1,150         1,207
   San Mateo County, Transit District, Ser A,
      RB, MBIA Insured
      5.250%, 06/01/16                                      2,000         2,223
   San Mateo, Unified High School District,
      Ser A, GO, FGIC Insured
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                                      2,195         2,350
   San Ramon Valley, Unified School District,
      GO, FSA Insured
      Callable 08/01/14 @ 100
      5.250%, 08/01/18                                      1,250         1,357
   Santa Ana, Community Redevelopment
      Agency, Mainplace Project, Ser E, ETM,
      RB, USGOV Insured
      6.400%, 12/15/10                                        320           338
   Santa Maria, Joint Unified High School
      District, Ser A, ETM, GO, FSA Insured
      5.500%, 08/01/15                                        510           572
   Solano County, Community College, Ser A,
      GO, MBIA Insured
      Prerefunded @ 100 (A)
      5.000%, 08/01/13                                      1,865         2,009
   South Placer, Waste Water Authority, Ser A,
      RB, FGIC Insured
      4.500%, 11/01/10                                      1,000         1,033
   Southern California, Public Power Authority,
      Ser A, RB, FSA Insured
      5.375%, 01/01/09                                      1,610         1,647
   State of California, GO
      5.000%, 12/01/17                                      1,705         1,816
   State of California, GO, AMBAC Insured (B)
      5.000%, 11/01/17                                      1,000         1,087
   Stockton Unified School District, GO, FSA
      Insured
      5.000%, 08/01/16                                        645           704
   Turlock, Irrigation District, Ser A, RB, MBIA
      Insured
      6.000%, 01/01/11                                        500           538
                                                                    -----------

   TOTAL MUNICIPAL BONDS
      (Cost $118,272)                                                   120,158
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
   BlackRock Liquidity Funds
      California Money Market, 3.231% (C)                 218,238   $       218
                                                                    -----------

   TOTAL REGULATED INVESTMENT COMPANY
      (Cost $218)                                                           218
                                                                    -----------

TOTAL INVESTMENTS - 99.5%
   (Cost $118,490) +                                                $   120,376
                                                                    ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $121,019,535.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $118,490 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,238 (000) AND $ (352) (000), RESPECTIVELY.

(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.

(C) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP - CERTIFICATE OF PARTICIPATION
ETM - ESCROWED TO MATURITY
FGIC - FINANCIAL GUARANTEE INSURANCE COMPANY
FSA - FINANCIAL SECURITY ASSURANCE
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
RB - REVENUE BOND
SER - SERIES
TA - TAX ALLOCATION

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
--------------------------------------------------------------------------------
ALASKA - 0.8%
   Anchorage, City of Anchorage Schools,
      Ser B, GO, FGIC Insured
      5.000%, 09/01/17                                  $     500   $       542
                                                                    -----------
ARIZONA - 6.9%
   Arizona State, Transportation Board &
      Highway Revenue, Ser A, RB
      Callable 07/01/12 @ 102
      5.250%, 07/01/17                                      1,000         1,079
   Phoenix, GO
      Prerefunded @ 101 (A)
      5.000%, 07/01/09                                      2,370         2,454
   Phoenix, Ser A, GO
      6.250%, 07/01/17                                      1,000         1,187
                                                                    -----------
                                                                          4,720
                                                                    -----------
CALIFORNIA - 14.0%
   California State, Department of
      Transportation, Federal Highway Grant
      Anticipation Bonds, Ser A, RB, FGIC
      Insured
      5.000%, 02/01/14                                      1,000         1,078
   California State, Department of Water
      Resources, Central Valley Project, Water
      System, Ser Z, RB, FGIC Insured
      5.000%, 12/01/12                                        500           535
   California State, Department of Water
      Resources, Ser X, RB, FGIC Insured
      5.500%, 12/01/15                                        600           676
   California State, Educational Facilities
      Authority, Loyola-Marymount University,
      Ser A, RB, MBIA Insured
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                                      1,000         1,040
   California State, GO, FGIC Insured
      5.750%, 02/01/11                                        500           535
   Contra Costa, Water District, Ser E, RB,
      AMBAC Insured
      6.250%, 10/01/12                                        860           923
   East Bay, Municipal Utility District, Water
      System Project, RB, MBIA Insured
      Prerefunded @ 100 (A)
      5.250%, 06/01/11                                        800           850
   Elsinore Valley, Municipal Water District,
      COP, FGIC Insured
      5.375%, 07/01/18                                        500           555
   Los Angeles, Ser A, GO, MBIA Insured
      5.250%, 09/01/12                                        375           404

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
   San Jose, Redevelopment Agency, ETM,
      TA, MBIA Insured
      6.000%, 08/01/15                                  $     330   $       382
   San Jose, Redevelopment Agency, TA,
      MBIA Insured
      6.000%, 08/01/15                                        670           771
   San Ramon Valley, Unified School District,
      GO, FSA Insured
      Callable 08/01/14 @ 100
      5.250%, 08/01/18                                      1,670         1,813
                                                                    -----------
                                                                          9,562
                                                                    -----------
COLORADO - 0.6%
   Regional Transportation District, Sales Tax,
      Ser B, RB, AMBAC Insured
      5.250%, 11/01/12                                        350           377
                                                                    -----------
FLORIDA - 2.7%
   Florida State, Board of Education, Public
      Education Capital Outlay, Ser A, GO
      5.000%, 06/01/08                                      1,300         1,312
   Jacksonville, Local Government, Sales Tax
      Revenue, RB, FGIC Insured
      5.500%, 10/01/13                                        500           548
                                                                    -----------
                                                                          1,860
                                                                    -----------
GEORGIA - 5.4%
   Atlanta, Water & Wastewater Revenue,
      Ser A, RB, FGIC Insured
      5.500%, 11/01/13                                      1,000         1,090
   Georgia State, Ser E, GO
      5.250%, 02/01/09                                      2,525         2,583
                                                                    -----------
                                                                          3,673
                                                                    -----------
HAWAII - 6.4%
   Hawaii County, Ser A, GO, FGIC Insured
      Prerefunded @ 100 (A)
      5.500%, 07/15/11                                        635           679
   Hawaii State, Highway Revenue, Ser B, RB,
      FSA Insured
      5.000%, 07/01/15                                      1,000         1,080
   Hawaii State, Ser CS, GO, MBIA Insured
      5.000%, 04/01/08                                      1,000         1,006
   Honolulu City & County, Ser A, GO, FSA
      Insured
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                                      1,000         1,066


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
HAWAII - (CONTINUED)
   Kauai County, Ser A, GO, MBIA Insured
      Callable 08/01/11 @ 100
      5.625%, 08/01/13                                  $     440   $       471
   Kauai County, Ser A, GO, MBIA Insured
      Prerefunded @ 100 (A)
      5.625%, 08/01/11                                         60            65
                                                                    -----------
                                                                          4,367
                                                                    -----------
IDAHO - 3.2%
   Idaho State, Housing & Finance Authority,
      Federal Highway Trust, RB, MBIA Insured
      5.000%, 07/15/15                                      1,000         1,084
   Twin Falls County, School District No. 411,
      GO, MBIA Insured
      5.000%, 09/15/16                                      1,000         1,088
                                                                    -----------
                                                                          2,172
                                                                    -----------
ILLINOIS - 3.0%
   Chicago, O'Hare International Airport, 2nd
      Lien, Ser C, RB, MBIA Insured
      5.000%, 01/01/10                                      1,000         1,031
   Cook County, Ser A, GO, FGIC Insured
      Callable 11/15/08 @ 101
      4.500%, 11/15/09                                      1,000         1,020
                                                                    -----------
                                                                          2,051
                                                                    -----------
MASSACHUSETTS - 6.3%
   Massachusetts State, Consolidated Loan,
      Ser C, GO
      5.250%, 08/01/08                                      1,000         1,013
   Massachusetts State, School Building
      Authority, Ser A, RB, FSA Insured
      5.000%, 08/15/14                                      1,000         1,077
   Massachusetts State, Water Resources
      Authority, Ser A, RB, MBIA Insured
      5.250%, 08/01/15                                      1,000         1,098
      5.250%, 08/01/16                                      1,000         1,102
                                                                    -----------
                                                                          4,290
                                                                    -----------
NEVADA - 2.1%
   Clark County, School District, Ser A, GO,
      FSA Insured
      Callable 12/15/12 @ 103
      5.500%, 06/15/16                                        500           554
   Las Vegas, Water District Revenue, Ser B,
      GO, MBIA Insured
      Callable 12/01/12 @ 100
      5.250%, 06/01/14                                        300           321

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
NEVADA - (CONTINUED)
   Nevada State, Capital Improvements, Ser A,
      GO, MBIA Insured
      Callable 05/01/12 @ 100
      5.000%, 11/01/16                                  $     500   $       525
                                                                    -----------
                                                                          1,400
                                                                    -----------
NEW JERSEY - 3.2%
   New Jersey State, Ser L, GO, AMBAC
      Insured
      5.250%, 07/15/16                                      1,000         1,102
   New Jersey State, Transportation Trust Fund
      Authority, Ser C, ETM, RB, MBIA Insured
      5.250%, 06/15/15                                      1,000         1,100
                                                                    -----------
                                                                          2,202
                                                                    -----------
NEW YORK - 3.1%
   New York State Thruway Authority, Highway
      & Board, Ser A, RB, MBIA Insured
      Callable 04/01/14 @ 100
      5.000%, 04/01/18                                      1,000         1,060
   New York State, Ser M, GO, FSA Insured
      5.000%, 04/01/15                                      1,000         1,080
                                                                    -----------
                                                                          2,140
                                                                    -----------
OREGON - 9.5%
   Chemeketa, Community College District,
      ETM, GO, FGIC Insured
      5.500%, 06/01/12                                      1,060         1,147
   Jackson County, Juvenile Services Center,
      GO, FSA Insured
      5.000%, 06/01/10                                      1,000         1,037
   McMinnville, School District No. 40, GO, FSA
      Insured
      5.000%, 06/15/11                                      1,000         1,049
   Washington County, School District
      Authority, No. 15, GO, FSA Insured
      5.000%, 06/15/14                                      1,000         1,075
   Washington, Multnomah & Yamill Counties,
      School District Authority, GO, MBIA
      Insured
      5.000%, 06/01/11                                      1,000         1,049
   Yamhill County, School District Authority, No.
      29J, GO, FGIC Insured
      5.250%, 06/15/16                                      1,000         1,101
                                                                    -----------
                                                                          6,458
                                                                    -----------


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
PENNSYLVANIA - 3.4%
   Pennsylvania State, First Ser, GO, MBIA
      Insured
      5.000%, 06/01/09                                  $   1,100   $     1,127
   Pennsylvania State, Second Ser, GO
      5.250%, 10/01/09                                      1,155         1,194
                                                                    -----------
                                                                          2,321
                                                                    -----------
TENNESSEE - 1.5%
   Johnson City, Water & Sewer System, GO,
      FGIC Insured
      5.250%, 06/01/08                                      1,000         1,010
                                                                    -----------
TEXAS - 6.6%
   Houston, Texas Utility System Revenue,
      First Lien, Ser A, RB, FSA Insured
      5.250%, 11/15/17                                      1,000         1,102
   Lamar Consolidated Independent School
      District, GO, PSF Insured
      5.000%, 02/15/17                                        500           540
   North East Independent School District,
      Ser A, GO, PSF Insured
      5.000%, 08/01/17                                        500           541
   San Antonio, Water Revenue, RB, FGIC
      Insured
      5.000%, 05/15/17                                      1,000         1,080
   Texas State, University Systems, Revenue
      Financing System, RB, FSA Insured
      Prerefunded @ 100 (A)
      4.800%, 03/15/10                                      1,170         1,207
                                                                    -----------
                                                                          4,470
                                                                    -----------
UTAH - 2.3%
   Utah State, Board Regents Auxiliary &
      Campus Facilities Revenue, Ser A, RB,
      MBIA Insured
      Callable 04/01/15 @ 100
      5.000%, 04/01/17                                      1,500         1,597
                                                                    -----------
VIRGINIA - 1.5%
   Virginia State, Northern Virginia
      Transportation Board, Ser A, RB
      Callable 09/07/07 @ 100.50
      5.000%, 05/15/08                                      1,000         1,006
                                                                    -----------
WASHINGTON - 12.0%
   King & Snohomish Counties, School District
      Authority, GO, FGIC Insured
      5.250%, 12/01/09                                      1,125         1,126

--------------------------------------------------------------------------------
Description                                      Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
WASHINGTON - (CONTINUED)
   King County, School District No. 408, GO,
      AMBAC Insured
      6.000%, 12/01/08                                  $   1,000   $     1,027
   King County, School District No. 410, GO,
      FGIC Insured
      5.500%, 12/01/10                                      1,285         1,358
   Pierce County, GO, AMBAC Insured
      Callable 08/01/15 @ 100
      5.125%, 08/01/16                                      1,375         1,487
   Seattle, Limited Tax, Ser B, ETM, GO
      5.500%, 03/01/11                                         65            69
   Seattle, Limited Tax, Ser B, GO
      5.500%, 03/01/11                                      1,935         2,054
   Seattle, Municipal Light & Power Revenue
      Authority, Ser B, RB, MBIA Insured
      Callable 06/01/08 @ 101
      4.750%, 06/01/09                                      1,000         1,017
                                                                    -----------
                                                                          8,138
                                                                    -----------
WISCONSIN - 3.0%
   Milwaukee, Metropolitan Sewage District,
      Ser A, GO
      5.500%, 10/01/08                                      2,000         2,038
                                                                    -----------

   TOTAL MUNICIPAL BONDS
      (Cost $65,328)                                                     66,394
                                                                    -----------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 1.1%
--------------------------------------------------------------------------------
   BlackRock Liquidity Funds
      California Money Market, 3.231% (B)                 762,103           762
                                                                    -----------

   TOTAL REGULATED INVESTMENT COMPANY
      (Cost $762)                                                           762
                                                                    -----------

TOTAL INVESTMENTS - 98.6%
   (Cost $66,090) +                                                 $    67,156
                                                                    ===========


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $68,082,766.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $66,090 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,200 (000) AND $ (134) (000), RESPECTIVELY.

(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP - CERTIFICATE OF PARTICIPATION
ETM - ESCROWED TO MATURITY
FGIC - FINANCIAL GUARANTEE INSURANCE COMPANY
FSA - FINANCIAL SECURITY ASSURANCE
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
PSF - PRIORITY SOLIDARITY FUND
RB - REVENUE BOND
SER - SERIES
TA - TAX ALLOCATION

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 33.8%
--------------------------------------------------------------------------------
   FHLMC
     6.000%, 04/01/14                                   $     103   $       105
     5.500%, 07/01/15                                       1,033         1,039
   FHLMC 7 Year Balloon
     3.500%, 08/01/10                                         453           438
   FHLMC Gold
     6.000%, 01/01/13                                         259           264
     6.000%, 09/01/13                                          56            57
     6.000%, 05/01/14                                         653           665
     6.000%, 07/01/14                                         342           348
     6.000%, 10/01/16                                         274           280
     6.000%, 04/01/17                                         890           906
     5.500%, 03/01/17                                         268           270
     5.500%, 12/01/17                                          26            26
     5.500%, 02/01/18                                         282           284
     5.500%, 11/01/18                                          25            25
     5.000%, 10/01/18                                         767           758
   FHLMC, ARM
     4.765%, 03/01/35                                         522           522
     4.555%, 01/01/34                                         878           884
   FHLMC, CMO REMIC, Ser 2722, Cl PA
     4.000%, 02/15/21                                         138           138
   FHLMC, CMO REMIC, Ser 2734, Cl JC
     3.500%, 11/15/23                                          85            84
   FHLMC, CMO REMIC, Ser 2743, Cl NL
     3.000%, 05/15/23                                         278           275
   FHLMC, CMO REMIC, Ser 2836, Cl QC
     5.000%, 09/15/22                                         349           349
   FHLMC, CMO REMIC, Ser 2844, Cl PQ
     5.000%, 05/15/23                                         270           270
   FNMA
     8.000%, 06/01/30                                           8             8
     8.000%, 11/01/30                                           5             5
     6.500%, 06/01/16                                         120           123
     6.500%, 07/01/16                                          85            88
     6.500%, 11/01/16                                          77            79
     6.500%, 01/01/17                                          81            83
     6.500%, 02/01/17                                          31            32
     6.500%, 04/01/17                                         111           114
     6.500%, 07/01/17                                          95            98
     6.000%, 04/01/16                                         417           425
     6.000%, 05/01/16                                       1,031         1,051
     6.000%, 06/01/16                                          52            53
     6.000%, 08/01/16                                          87            89
     6.000%, 10/01/16                                         207           211

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FNMA - (continued)
     6.000%, 05/01/18                                   $     599   $       610
     5.500%, 07/01/14                                         406           408
     5.500%, 09/01/14                                         630           634
     5.500%, 08/01/15                                       1,347         1,355
     5.500%, 12/01/16                                         110           111
     5.500%, 01/01/17                                         815           820
     5.500%, 09/01/17                                         839           844
     5.500%, 10/01/17                                         164           165
     5.500%, 11/01/17                                         293           295
     5.500%, 12/01/17                                         155           156
     5.500%, 02/01/18                                          19            19
     5.500%, 04/01/18                                          40            40
     5.500%, 10/01/18                                          53            54
     5.000%, 07/01/14                                          97            96
     5.000%, 05/01/18                                          46            46
     5.000%, 06/01/18                                         176           174
   FNMA, ARM
     5.646%, 08/01/27                                          51            51
     3.549%, 09/01/33                                         423           423
   FNMA, CMO REMIC, Ser 45, Cl NM
     4.500%, 06/25/24                                         453           451
   GNMA, CMO REMIC, Ser 25, Cl AC
     3.377%, 01/16/23                                       1,335         1,303
   GNMA, CMO REMIC, Ser 51, Cl A
     4.145%, 02/16/18                                         268           264
   GNMA, CMO REMIC, Ser 77, Cl A
     3.402%, 03/16/20                                         464           456
                                                                    -----------

   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS
     (Cost $19,161)                                                      19,221
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 28.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 3.7%
   Comcast Cable Communications
     6.875%, 06/15/09                                         500           513
     6.200%, 11/15/08                                         300           303
   News America Holdings
     7.375%, 10/17/08                                         450           457
   Time Warner Entertainment
     7.250%, 09/01/08                                         300           304
   Wal-Mart Stores
     6.875%, 08/10/09                                         500           518
                                                                    -----------
                                                                          2,095
                                                                    -----------


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.4%
   Kellogg
     2.875%, 06/01/08                                   $     350   $       345
   Procter & Gamble
     6.875%, 09/15/09 (A)                                     500           520
   Safeway
     7.500%, 09/15/09                                         500           520
                                                                    -----------
                                                                          1,385
                                                                    -----------
FINANCIALS - 12.0%
   Associates
     6.250%, 11/01/08                                          40            40
   Bank of America
     5.875%, 02/15/09 (A)                                   1,000         1,007
   Bank One
     6.000%, 08/01/08                                         350           353
   Caterpillar Financial Services, MTN, Ser F
     3.700%, 08/15/08                                         450           446
   CIT Group
     4.000%, 05/08/08                                         300           297
   Citigroup
     6.200%, 03/15/09                                       1,000         1,017
   General Electric Capital, MTN, Ser A
     4.250%, 01/15/08                                         500           499
   HSBC Bank USA
     3.875%, 09/15/09                                       1,000           980
   John Hancock Financial Services
     5.625%, 12/01/08                                         204           206
   Midamerican Funding
     6.339%, 03/01/09                                         500           507
   Wachovia
     3.625%, 02/17/09                                       1,000           980
   Wells Fargo
     3.125%, 04/01/09                                         500           487
                                                                    -----------
                                                                          6,819
                                                                    -----------
FOREIGN GOVERNMENTS - 0.9%
   Quebec Province
     5.000%, 07/17/09                                         500           505
                                                                    -----------
HEALTH CARE - 1.7%
   UnitedHealth Group
     3.300%, 01/30/08                                         500           498
   WellPoint
     4.250%, 12/15/09                                         500           492
                                                                    -----------
                                                                            990
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.9%
   International Business Machines
     5.375%, 02/01/09                                   $     500   $       503
                                                                    -----------
TELECOMMUNICATIONS - 1.7%
   AT&T
     4.125%, 09/15/09                                         500           492
   Sprint Capital
     6.125%, 11/15/08                                         500           503
                                                                    -----------
                                                                            995
                                                                    -----------
UTILITIES - 4.7%
   Carolina Power & Light
     5.950%, 03/01/09                                         500           505
   Consolidated Edison of New York, Ser 98-A
     6.250%, 02/01/08                                         300           301
   Dominion Resources
     4.125%, 02/15/08                                         350           349
   Midamerican Energy Holdings, Ser B
     7.520%, 09/15/08                                         500           510
   Ohio Edison
     4.000%, 05/01/08                                         400           397
   Pacific Gas & Electric
     3.600%, 03/01/09                                         624           613
                                                                    -----------
                                                                          2,675
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
     (Cost $15,952)                                                      15,967
                                                                    -----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 23.2%
--------------------------------------------------------------------------------
   Bank One Issuance Trust, Ser 2003-A9,
     Cl A9
     3.860%, 06/15/11                                       1,000           991
   Bear Stearns Commercial Mortgage
     Securities, Ser 2001-TOP4, Cl A1
     5.060%, 11/15/16                                         300           299
   CDC Commercial Mortgage
     Trust, Ser FX1, Cl A1
     5.252%, 05/15/19                                       1,300         1,304
   CenterPoint Energy Transition Bond Co. II,
     Ser A-1
     4.840%, 02/01/09                                         289           289
   Chase Mortgage Finance,
     Ser S1, Cl A3
     5.500%, 02/25/19                                         949           944
   Citibank Credit Card Issuance Trust,
     Ser 2003-A3, Cl A3
     3.100%, 03/10/10                                         705           700


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
   Citibank Credit Card Master Trust,
     Ser 1999-2, Cl A
     5.875%, 03/10/11                                   $   1,500   $     1,521
   ComEd Transitional Funding Trust,
     Ser 1998-1, Cl A7
     5.740%, 12/25/10                                         417           420
   Harley-Davidson Motorcycle Trust,
     Ser 2005-2, Cl A2
     4.070%, 02/15/12                                         925           919
   MBNA Credit Card Master Note Trust,
     Ser 2000-L, Cl A
     6.500%, 04/15/10                                         710           710
   MBNA Credit Card Master Note Trust,
     Ser 2003-A11, Cl A11
     3.650%, 03/15/11                                         725           717
   MBNA Credit Card Master Note Trust,
     Ser 2005-A7, Cl A7
     4.300%, 02/15/11                                         590           587
   Merrill Lynch Mortgage Investors, Ser A2,
     Cl A4 (B)
     4.487%, 02/25/35                                         692           685
   Merrill Lynch Mortgage Trust, Ser MW1,
     Cl A3
     5.403%, 07/12/34                                       1,000         1,007
   Peco Energy Transition Trust, Ser A, Cl A1
     6.520%, 12/31/10                                         500           523
   PG&E Energy Recovery Funding Trust,
     Ser 2005-1, Cl A2
     3.870%, 06/25/11                                         422           418
   TXU Electric Delivery Transition Trust,
     Ser 2004-1, Cl A1
     3.520%, 11/15/11                                         235           233
   Washington Mutual CMO, Ser 2005-AR4, Cl A3
     4.585%, 04/25/35                                         500           495
   Washington Mutual CMO, Ser 2005-8, Cl 1A8
     5.500%, 10/25/35                                         443           443
                                                                    -----------

   TOTAL ASSET-BACKED SECURITIES
     (Cost $13,153)                                                      13,205
                                                                    -----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
--------------------------------------------------------------------------------
   FHLMC
     5.000%, 09/16/08                                       2,000         2,008

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FNMA
     6.375%, 06/15/09                                   $   1,000   $     1,031
     6.000%, 05/15/08                                       1,000         1,007
     3.875%, 07/15/08 (A)                                   2,000         1,993
                                                                    -----------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $6,022)                                                        6,039
                                                                    -----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION - 2.3%
--------------------------------------------------------------------------------
   U.S. Treasury Inflation Index Note
     3.875%, 01/15/09 (A)                                   1,269         1,302
                                                                    -----------

   TOTAL U.S. TREASURY OBLIGATION
     (Cost $1,317)                                                        1,302
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.6%
--------------------------------------------------------------------------------
   Deutsche Bank
     4.550%, dated 10/31/07, matures on
     11/01/07, repurchase price $785,880
     (collateralized by a U.S. Treasury
     obligation, par value $779,000, 4.750%,
     02/15/10, total market value $802,322)                   786           786
   Greenwich Capital (C)
     5.138%, dated 10/31/07,
     matures on 11/01/07, repurchase
     price $2,000,825 (collateralized by
     various corporate obligations, ranging
     in par value from $400- $19,567,543,
     0.000%-15.825%, 02/07/08-07/25/47,
     total market value $2,100,000)                         2,000         2,000
   Lehman Brothers (C)
     5.018%, dated 10/31/07,
     matures on 11/01/07, repurchase
     price $1,523,572 (collateralized by a corporate
     obligation, par value $1,532,224,
     6.000%, 10/01/37, total market value $1,553,922)       1,523         1,523
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
     (Cost $4,309)                                                        4,309
                                                                    -----------

TOTAL INVESTMENTS - 105.5%
   (Cost $59,914) +                                                 $    60,043
                                                                    ===========


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $56,936,622.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $59,914 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $252
      (000) AND $ (123) (000), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 IS $3,477,249.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ARM - ADJUSTABLE RATE MORTGAGE
CL - CLASS
CMO - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS -100.6%
--------------------------------------------------------------------------------
CALIFORNIA - 89.4%
   ABAG, Finance Authority for Nonprofit,
      RB (A) (B) (C)
      3.450%, 06/01/37                                  $  12,150   $    12,150
   ABAG, Multi-Family Housing Finance
      Authority, Non-Profit, Episcopal Homes
      Foundation, COP (A) (B) (C)
      3.220%, 02/01/25                                      5,550         5,550
   Alameda County, Industrial Development
      Authority Revenue, Ettore Products
      Company Project, Ser A, RB,
      AMT (A) (B) (C)
      3.470%, 12/01/30                                      4,000         4,000
   California Communities Note Program,
      Ser A, TRAN, FSA Insured (D)
      4.500%, 06/30/08                                      6,000         6,033
   California School Cash Reserve Program
      Authority, Ser A, TRAN,
      AMBAC Insured (D)
      4.250%, 07/01/08                                      5,000         5,020
   California State, Department of Water
      Resources, RB (A) (B) (C)
      3.260%, 05/01/22                                     28,100        28,100
   California State, Department of Water
      Resources, RB, FGIC Insured (A) (B) (C)
      3.280%, 05/01/18                                     15,605        15,605
      3.320%, 05/01/18                                      4,100         4,100
   California State, Department of Water
      Resources, RB, FSA Insured (A) (B) (C)
      3.320%, 05/01/22                                      7,300         7,300
   California State, Department of Water
      Resources, Ser C, RB (A) (B) (C)
      3.280%, 05/01/22                                     13,350        13,350
   California State, Department of Water
      Resources, Ser F, RB (A) (B) (C)
      3.350%, 05/01/22                                      4,800         4,800
   California State, Department of Water
      Resources, Ser Sub G-4, RB (A) (B) (C)
      3.320%, 05/01/16                                      5,100         5,100

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   California State, Department of Water &
      Power, Ser C-11, RB (A) (B) (C)
      3.350%, 05/01/22                                  $   4,200   $     4,200
   California State, Department of Water &
      Power, Ser C-18, RB (A) (B) (C)
      3.380%, 05/01/22                                     19,000        19,000
   California State, Department of Water &
      Power, Ser C-7, RB, FSA Insured (A) (B) (C)
      3.320%, 05/01/22                                      4,000         4,000
   California State, Department of Water &
      Power, Ser G-12, RB, FGIC
      Insured (A) (B) (C)
      3.290%, 05/01/18                                     17,400        17,400
   California State, Department of Water, TECP (C)
      3.450%, 11/14/07                                      4,949         4,949
   California State, Educational Facilities
      Authority, California Institute of
      Technology, RB (A) (B) (C)
      3.340%, 01/01/24                                     19,000        19,000
   California State, Educational Facilities
      Authority, Pomona College, Ser B,
      RB (A) (B) (C)
      3.320%, 07/01/54                                      2,500         2,500
   California State, Housing Finance Agency,
      Home Mortgage, Ser F, RB, AMT, AMBAC
      Insured (A) (B) (C)
      3.550%, 02/01/33                                      4,800         4,800
   California State, Housing Finance Agency, RB,
      FNMA Insured (A) (B) (C)
      3.330%, 02/01/35                                     14,000        14,000
   California State, Infrastructure & Economic
      Development, Ser B, RB, AMBAC
      Insured (A) (B) (C)
      3.390%, 04/01/42                                      2,000         2,000
   California State, Pollution Control Financing
      Authority, RB (A) (B) (C)
      3.370%, 11/01/26                                      1,100         1,100
   California State, Pollution Control Financing
      Authority, RB (A) (B) (C)
      3.570%, 11/01/26                                      4,525         4,525
   California State, Pollution Control Financing
      Authority, Ser A, RB (A) (B) (C)
      3.260%, 09/01/19                                      3,600         3,600


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   California State, Pollution Control Financing
      Authority, Pacific Gas & Electric Project,
      Ser E, RB (A) (B) (C)
      3.370%, 11/01/26                                  $   4,500   $     4,500
   California State, Ser B-1, GO (A) (B) (C)
      3.160%, 05/01/40                                     16,350        16,350
   California State, Ser B-5, GO (A) (B) (C)
      3.200%, 05/01/40                                     12,000        12,000
   California State, Ser B-7, GO (A) (B) (C)
      3.380%, 05/01/40                                      2,500         2,500
   California Statewide Communities
      Development Authority, Ser B,
      RB (A) (B) (C)
      3.170%, 06/01/35                                      4,515         4,515
   California Statewide, Communities
      Development Authority, Stoneridge Elk
      Grove, Ser Q, RB, AMT (A) (B) (C)
      3.460%, 10/01/38                                      5,700         5,700
   California Statewide, Communities
      Development Authority, Sweep Loan
      Program, Ser A, TRAN (A) (B) (C)
      3.170%, 08/01/35                                     10,500        10,500
   East Bay, TECP (C)
      3.500%, 11/14/07                                      4,000         4,000
   Escondido Community Development
      Commission, COP (A) (B) (C)
      3.400%, 10/01/16                                      8,600         8,600
   Grand Terrace Community Redevelopment
      Agency, RB, FNMA Insured (A) (B) (C)
      3.150%, 02/15/30                                      3,295         3,295
   Grant Joint Unified High School District,
      COP, FSA Insured (A) (B)
      3.350%, 06/01/41                                      4,600         4,600
   Hemet California, RB, FHLMC Insured (B) (C)
      3.320%, 01/01/25                                      5,100         5,100
   Irvine California (A) (B) (C)
      3.350%, 09/02/25                                        900           900
   Irvine, Public Facilities & Infrastructure
      Authority, Capital Improvements Project,
      RB (A) (B) (C)
      3.800%, 11/01/10                                      2,000         2,000

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Los Angeles California, RB (A) (B) (C)
      3.400%, 07/01/15                                  $   4,500   $     4,500
   Los Angeles California, Ser B, RB, FGIC
      Insured (A) (B) (C)
      3.240%, 12/01/31                                      6,200         6,200
   Los Angeles Community Redevelopment
      Agency, RB (A) (B) (C)
      3.580%, 10/15/38                                      1,000         1,000
   Los Angeles County Housing Authority,
      Ser C, RB, FNMA Insured (A) (B) (C)
      3.320%, 04/15/28                                      7,000         7,000
   Los Angeles County, RB (A) (B) (C)
      3.250%, 07/01/14                                      3,000         3,000
   Los Angeles County, TRAN
      4.500%, 06/30/08                                      5,000         5,028
   Los Angeles Department of Water & Power,
      RB (A) (B) (C)
      3.300%, 07/01/35                                     10,400        10,400
   Los Angeles Department of Water & Power,
      Ser Sub B-1, RB (A) (B) (C)
      3.380%, 07/01/35                                      4,200         4,200
   Los Angeles, TECP (C)
      3.500%, 11/14/07                                      6,000         6,000
   Metropolitan Water District of Southern
      California, RB (A) (B) (C)
      3.240%, 07/01/23                                      7,750         7,750
   Metropolitan Water District of Southern
      California, Ser B, RB (A) (B) (C)
      3.140%, 07/01/35                                      2,600         2,600
   Metropolitan, Water District of Southern
      California, Ser C, RB (A) (B) (C)
      3.340%, 07/01/28                                      9,900         9,900
   Northern California, Ore Transmission,
      Ser A, RB, FSA Insured (A) (B) (C)
      3.300%, 05/01/24                                      6,005         6,005
   Oakland, Capital Equipment Project,
      COP (A) (B) (C)
      3.160%, 12/01/15                                      5,600         5,600
   Ontario, Multi-Family Housing Authority,
      Residential Park Centre Project, RB,
      FHLMC Insured (A) (B) (C)
      3.320%, 12/01/35                                     23,500        23,500


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Orange County, Apartment Development
      Revenue, WLCO LF Partners, Ser G-1,
      RB, FNMA Insured (A) (B) (C)
      3.320%, 11/15/28                                  $   4,100   $     4,100
   Orange County, Apartment Development
      Revenue, WLCO LF Partners, Ser G-2,
      RB, FNMA Insured (A) (B) (C)
      3.320%, 11/15/28                                      1,000         1,000
   Orange County, Special Financing Authority,
      Ser B, RB, AMBAC Insured (A) (B) (C)
      3.200%, 11/01/14                                     16,000        16,000
   Orange County, Special Financing Authority,
      Teeter Plan, Ser D, RB, AMBAC
      Insured (A) (B) (C)
      3.200%, 11/01/14                                      1,800         1,800
   Oxnard, Multi-Family Housing Authority,
      Seawind Apartments Project, Ser A, RB,
      AMT, FNMA Insured (A) (B) (C)
      3.310%, 12/01/20                                      3,175         3,175
   Redondo Beach, Multi-Family Housing
      Authority, McCandless Senior Housing
      Project, Ser A, RB (A) (B) (C)
      3.300%, 12/01/25                                      6,890         6,890
   Riverside County, Public Facilities Authority,
      Ser A, COP (A) (B) (C)
      3.200%, 12/01/15                                      1,000         1,000
   Sacramento, City Financing Authority, Ser G,
      RB, AMBAC Insured (A) (B) (C)
      3.450%, 05/01/16                                      5,700         5,700
   Sacramento, Unified School District, COP,
      FSA Insured (A) (B) (C)
      3.380%, 03/01/31                                      5,750         5,750
   San Diego Community College District, GO
      4.250%, 08/01/08                                      2,000         2,009
   San Diego County & School District, Ser A,
      TRAN
      4.500%, 06/30/08                                      2,000         2,012
   San Diego Water, TECP (C)
      3.640%, 12/12/07                                      2,000         2,000
   San Francisco City & County Multi-Family
      Housing, Orlando Cepeda Place, Ser D,
      AMT, RB (A) (B) (C)
      3.480%, 11/01/33                                     11,725        11,725

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   San Francisco City & County,
      Redevelopment Agency, Fillmore Housing
      Center Project, Ser A-1, RB, FHLMC
      Insured (A) (B) (C)
      3.200%, 12/01/17                                  $  11,900   $    11,900
   San Gabriel Valley, TECP (C)
      3.500%, 11/14/07                                      3,100         3,100
   Santa Clara County Transportation Authority,
      RB (A) (B) (C)
      3.080%, 06/01/15                                      2,300         2,300
   Santa Clara County, El Camino Hospital
      District Lease Authority, Valley Medical
      Center Project, Ser A, RB (A) (B) (C)
      3.200%, 08/01/15                                     11,900        11,900
   Santa Clara County, El Camino Hospital
      District, Ser 85B, RB (A) (B) (C)
      3.200%, 08/01/15                                     12,900        12,900
   Santa Clara Valley Transportation Authority,
      RB (A) (B) (C)
      3.320%, 06/01/26                                      5,260         5,260
   Simi Valley, Multi-Family Housing Authority,
      Lincoln Wood Ranch, RB, FHLMC
      Insured (A) (B) (C)
      3.320%, 06/01/10                                      5,400         5,400
   State of California, Ser 5, GO (A) (B) (C)
      3.330%, 05/01/34                                      4,850         4,850
   State of California, Ser C, RB (A) (B) (C) (D)
      3.370%, 07/01/23                                      1,700         1,700
   State of California, Ser C, RB (A) (B) (C)
      3.100%, 07/01/23                                      3,080         3,080
   University of California, TECP (C)
      3.530%, 11/07/07                                      6,600         6,600
      3.450%, 11/15/07                                     10,000        10,000
      3.420%, 12/05/07                                      5,000         5,000
   Ventura County, TRAN
      4.500%, 07/01/08                                      5,000         5,029
   Vernon, Natural Gas Financing Agency, RB,
      MBIA Insured (A) (B) (C) (D)
      3.150%, 08/01/21                                     11,345        11,345


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                      Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Vernon, Natural Gas Financing Authority,
      Vernon Gas Project, Ser B, RB, MBIA
      Insured (A) (B) (C)
      3.150%, 08/01/21                                  $  28,985   $    28,985
                                                                    -----------
                                                                        591,935
                                                                    -----------
LOUISIANA - 2.4%
   Calcasieu Parish, Land Development, Citgo
      Petroleum Corp Project, RB,
      AMT (A) (B) (C)
      3.640%, 12/01/24                                     10,200        10,200
      3.640%, 07/01/26                                      6,000         6,000
                                                                    -----------
                                                                         16,200
                                                                    -----------
SOUTH CAROLINA - 2.7%
   Florence County, Solid Waste, Roche
      Carolina Inc., RB, AMT (A) (B) (C)
      3.650%, 04/01/27                                     12,650        12,650
      3.650%, 04/01/28                                      4,750         4,750
                                                                    -----------
                                                                         17,400
                                                                    -----------
TEXAS - 6.1%
   Gulf Coast, Industrial Development Authority,
      Citgo Petroleum Corp Project, RB,
      AMT (A) (B) (C)
      3.640%, 04/01/28                                      9,900         9,900
      3.640%, 02/01/32                                     14,000        14,000
   Port Corpus Christi Industrial Development,
      RB, AMT (A) (B) (C)
      3.640%, 08/01/28                                     16,700        16,700
                                                                    -----------
                                                                         40,600
                                                                    -----------
   TOTAL MUNICIPAL BONDS
      (Cost $666,135)                                                   666,135
                                                                    -----------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
   BlackRock Liquidity Funds
      California Money Market, 3.620% (E)                 127,591           128
   Goldman Sachs ILA Tax-Exempt
      California Portfolio, 3.430% (E)                      6,450             6
                                                                    -----------

   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $134)                                                           134
                                                                    -----------

TOTAL INVESTMENTS - 100.6%
   (Cost $666,269) +                                                $   666,269
                                                                    ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $662,515,704.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2007.

(B) PUT AND DEMAND FEATURE - THE DATE SHOWN IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(D)   SECUITIY PURCHASED ON A WHEN-ISSUED BASIS.

(E)   RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.

ABAG - ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT - ALTERNATIVE MINIMUM TAX
COP - CERTIFICATE OF PARTICIPATION
FGIC - FINANCIAL GUARANTEE INSURANCE COMPANY
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA - FINANCIAL SECURITY ASSURANCE
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
RB - REVENUE BOND
SER - SERIES
TECP - TAX-EXEMPT COMMERCIAL PAPER
TRAN - TAX & REVENUE ANTICIPATION NOTE

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED * - 74.2%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 9.5%
   Ivory Funding Corp. (A)
     5.350%, 11/01/07                                   $ 149,769   $   149,769
   Sigma Finance, Inc. (A)
     5.274%, 11/09/07                                     100,000        99,883
     5.276%, 11/13/07                                      50,000        49,913
                                                                    -----------
                                                                        299,565
                                                                    -----------
ASSET-BACKED SECURITY - GOVERNMENT - 4.6%
   Govco LLC (A)
     5.145%, 11/26/07                                      55,000        54,805
     5.909%, 12/20/07                                      50,000        49,605
     5.361%, 12/31/07                                      40,000        39,652
                                                                    -----------
                                                                        144,062
                                                                    -----------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 24.4%
   Apreco LLC (A)
     5.156%, 11/13/07                                      50,000        49,915
     5.110%, 11/26/07                                      60,000        59,788
     5.070%, 11/28/07                                      45,000        44,830
   CRC Funding LLC (A)
     4.800%, 11/26/07                                     150,000       149,502
   Cedar Springs Capital Co. LLC (A)
     5.200%, 11/01/07                                      50,000        50,000
   Concord Minutemen Capital Co. LLC (A)
     5.130%, 11/14/07                                     100,000        99,815
   Crown Point Capital Co. LLC (A)
     5.252%, 11/14/07                                     145,000       144,726
   Falcon Asset Securitization Corp. LLC (A)
     5.198%, 11/02/07                                      77,489        77,478
     4.821%, 11/26/07                                      75,324        75,073
   Ranger Funding Co. LLC (A)
     5.096%, 11/16/07                                      20,032        19,990
                                                                    -----------
                                                                        771,117
                                                                    -----------
AUTOMOTIVE - 4.7%
   BMW US Capital LLC (A)
     4.830%, 11/01/07                                     150,000       150,000
                                                                    -----------
                                                                        150,000
                                                                    -----------
BANKING - 18.1%
   Bavaria TRR Corp., Guarantee:
     Bayersche Hypo Vereinsbank (A)
     5.286%, 11/06/07                                     120,000       119,912
     5.269%, 11/09/07                                      30,000        29,965
   KBC Financial Products
     International, Ltd. (A)
     5.326%, 11/26/07                                      98,600        98,242
   Long Lane Master Trust IV,
     Guarantee: Bank of America (A)
     5.233%, 11/07/07                                      40,000        39,965
     6.035%, 11/20/07                                      30,000        29,906
     5.099%, 11/21/07                                      27,191        27,114
     4.841%, 11/27/07                                      45,000        44,843

--------------------------------------------------------------------------------
Description                                             Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED - (CONTINUED)
--------------------------------------------------------------------------------
   Old Slip Funding Corp. LLC,
     Guarantee: Bank of New York (A)
     5.052%, 11/19/07                                   $  36,726   $    36,635
     4.819%, 11/27/07                                      24,806        24,720
   Westpac Banking Corp. (A)
     5.542%, 11/08/07                                      42,600        42,554
     5.578%, 12/17/07                                      80,000        79,438
                                                                    -----------
                                                                        573,294
                                                                    -----------
BROKERAGE - 4.7%
   Morgan Stanley (B)
     5.564%, 11/20/07                                      50,000        49,855
   Goldman Sachs Group, Inc. (A) (B)
     5.350%, 01/07/08                                      50,000        50,000
   Goldman Sachs Group L.P. (A) (B)
     5.470%, 07/11/08                                      50,000        50,000
                                                                    -----------
                                                                        149,855
                                                                    -----------
INSURANCE - 3.5%
   Aquinas Funding LLC,
     Guarantee: MBIA (A)
     5.368%, 11/09/07                                      50,000        49,941
     5.702%, 11/15/07                                      61,012        60,879
                                                                    -----------
                                                                        110,820
                                                                    -----------
MULTIPLE INDUSTRY - 4.7%
   General Electric Capital Corp.
     4.820%, 11/01/07                                     150,000       150,000
                                                                    -----------
                                                                        150,000
                                                                    -----------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
     (Cost $2,348,713)                                                2,348,713
                                                                    -----------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEE - 23.1%
--------------------------------------------------------------------------------
   ABN Amro Bank N.V. Chicago
     5.360%, 02/25/08                                     100,000       100,000
   Barclays Bank PLC NY
     5.230%, 01/03/08                                      85,000        85,000
     5.000%, 01/22/08                                      65,000        65,000
   Credit Suisse NY
     5.460%, 11/16/07                                     100,000       100,000
     5.450%, 03/10/08                                      40,000        40,000
   Natexis NY
     4.750%, 05/01/08                                     100,000       100,000
   Royal Bank of Scotland NY
     5.450%, 03/14/08                                     100,000       100,000
   UBS AG Stamford, CT
     5.380%, 01/23/08                                      50,000        50,000
     5.535%, 03/06/08                                      50,000        50,000
     5.460%, 03/11/08                                      40,000        40,000
                                                                    -----------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
     (Cost $730,000)                                                    730,000
                                                                    -----------


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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - DOMESTIC - 2.4%
--------------------------------------------------------------------------------
   Wilmington Trust Co.
     5.350%, 02/22/08                                   $  75,000   $    75,000
                                                                    -----------

   TOTAL CERTIFICATE OF DEPOSIT - DOMESTIC
     (Cost $75,000)                                                      75,000
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 1.5%
--------------------------------------------------------------------------------
BANKING - 1.3%
   Nationwide Building Society,
     MTN (A) (C) (D)
     5.172%, 10/06/08                                      40,000        40,000
                                                                    -----------

INSURANCE - 0.2%
   Meridian Funding Co. LLC,
     MTN, Guarantee: MBIA (A) (B) (C) (D)
     4.969%, 11/26/08                                       6,380         6,380
                                                                    -----------

   TOTAL CORPORATE OBLIGATIONS
     (Cost $46,380)                                                      46,380
                                                                    -----------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 1.0%
--------------------------------------------------------------------------------
BANKING - 0.6%
   Alaska State, Four Dam Pool,
     Ser B, RB, (C) (E) (F)
     4.870%, 07/01/26                                       7,400         7,400
   Holland-Sheltair Av Funding (C) (E) (F)
     4.900%, 05/01/35                                       7,645         7,645
   New Belgium Brewing Co. (C) (E) (F)
     5.020%, 07/01/15                                       2,090         2,090
   Washington State, Housing Finance
     Commission, Multi-Family Housing, The
     Lodge at Eagle Ridge, Ser B, RB (C) (E) (F)
     4.870%, 08/01/41                                       4,065         4,065
                                                                    -----------
                                                                         21,200
                                                                    -----------
INSURANCE - 0.4%
   Connecticut State, Housing Finance
     Authority, RB (C) (E) (F)
     4.900%, 11/15/16                                       4,400         4,400
   San Jose, California, Financing
     Authority Lease Revenue, Hayes
     Mansion, Ser B, RB (C) (E) (F)
     4.850%, 07/01/24                                       8,000         8,000
                                                                    -----------
                                                                         12,400
                                                                    -----------
   TOTAL VARIABLE RATE DEMAND NOTES
     (Cost $33,600)                                                      33,600
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.0%
--------------------------------------------------------------------------------
   Deutsche Bank Securities, Inc.
     4.550%, dated 10/31/07, matures on
     11/01/07, repurchase price $31,330,523
     (collateralized by a U.S. Treasury obligation,
     par value $32,571,000, 4.500%,
     02/15/36, total market value
     $31,953,967)                                       $  31,327   $    31,327
                                                                    -----------

   TOTAL REPURCHASE AGREEMENT
     (Cost $31,327)                                                      31,327
                                                                    -----------

TOTAL INVESTMENTS - 103.2%
  (Cost $3,265,020) +                                               $ 3,265,020
                                                                    ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $3,165,582,791.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1993 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2007, WAS $2,195,238 (000) AND REPRESENTED 69.3% OF NET ASSETS.

(B) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2007, WAS $156,235 (000) AND REPRESENTED 4.9% OF NET ASSETS.

(C) ADJUSTABLE RATE SECURITY - THE RATE SHOWN IS THE RATE IN EFFECT ON OCTOBER 31, 2007.

(D) EXTENDABLE SECUITY - THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(E) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(F) DEMAND FEATURE - THE DATE SHOWN IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

LLC  - LIMITED LIABILITY COMPANY
L.P. - LIMITED PARTNERSHIP
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
MTN  - MEDIUM TERM NOTE
NY   - NEW YORK
PLC  - PUBLIC LIMITED COMPANY
RB   - REVENUE BOND
SER  - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                            WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
--------------------------------------------------------------------------------
   FHLB (A)
      5.300%, 05/30/08                                 $   18,760   $    18,758
      5.450%, 08/15/08                                     25,000        25,000
   FNMA (A)
      5.300%, 01/08/08                                     25,000        25,000
                                                                    -----------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $68,758)                                                     68,758
                                                                    -----------

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 12.9%
-------------------------------------------------------------------------------
   California, Milpitas Multi-Family Housing
      Revenue, Crossing, Ser A, RB,
      Guarantee: FNMA (B)(C)
      4.850%, 08/15/33                                      4,700         4,700
   California, Sacramento County, Multi-Family
      Housing Development Authority, Deer Park
      Apartments, RB, Guarantee: FNMA (B)(C)
      4.880%, 07/15/35                                      1,550         1,550
   California, Sacramento County, Multi-Family
      Housing Development Authority, Natomas,
      RB, Guarantee: FNMA (B)(C)
      4.860%, 04/15/36                                      3,030         3,030
   California, San Francisco, City & County
      Redevelopment, Ser D, RB,
      Guarantee: FNMA (B)(C)
      4.720%, 06/15/34                                     23,350        23,350
   California, Simi Valley, Multi-Family Housing
      Revenue, Parker Ranch, RB,
      Guarantee: FNMA (B)(C)
      4.880%, 07/15/36                                      1,750         1,750
   California, Statewide Community
      Development, Palms Apartments, Ser C,
      RB, Guarantee: FNMA (B)(C)
      4.860%, 05/15/35                                      4,455         4,455
   New York City Housing Development, RB,
      Guarantee: FNMA (B)(C)
      4.850%, 10/15/41                                      8,175         8,175
   New York State Housing Finance Agency,
      RB, Guarantee: FNMA (B)(C)
      4.850%, 05/15/41                                     12,950        12,950

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
   New York State, Housing Finance Agency
      Revenue, North End, Ser B, RB,
      Guarantee: FNMA (B)(C)
      4.700%, 11/15/36                                 $    2,500   $     2,500
   New York State, Housing Finance Agency
      Revenue, South Cove, Ser B, RB,
      Guarantee: FHLMC (B)(C)
      4.850%, 11/01/30                                      1,000         1,000
   Pennsylvania, Montgomery County,
      Redevelopment Authority, Kingswood
      Apartments, Ser A, RB,
      Guarantee: FNMA (B)(C)
      4.840%, 08/15/31                                      7,905         7,905
   Washington State, Housing Finance
      Authority, Ballard Landmark, Ser B, RB,
      Guarantee: FNMA (B)(C)
      4.870%, 12/15/41                                      3,510         3,510
   Washington State, Housing Finance
      Authority, Bridgewood Project, Ser B, RB,
      Guarantee: FNMA (B)(C)
      4.870%, 09/01/34                                      3,670         3,670
   Washington State, Housing Finance
      Authority, Ranier Court Project, Ser B, RB,
      Guarantee: FNMA (B)(C)
      4.880%, 12/15/36                                      3,825         3,825
                                                                    -----------

   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $82,370)                                                     82,370
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 76.5%
--------------------------------------------------------------------------------
   Barclays Capital, Inc.
      4.770%, dated 10/31/07, matures on
      11/01/07, repurchase price $30,003,975
      (collateralized by a U.S. agency obligation,
      par value $29,706,000, 5.908%,
      08/14/17, total market value
      $30,600,728)                                         30,000        30,000
   Credit Suisse Securities (USA) LLC
      4.820%, dated 10/31/07, matures on
      11/01/07, repurchase price $30,004,017
      (collateralized by a U.S. agency
      obligation, par value $30,930,000,
      0.000%, 01/28/08, total market
      value $30,602,143)                                   30,000        30,000


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--------------------------------------------------------------------------------

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank Securities, Inc.
      4.550%, dated 10/31/07, matures on
      11/01/07, repurchase price $150,018,958
      (collateralized by various U.S. Treasury
      obligations, ranging in par value
      from $1,524,000-$80,893,000,
      0.000%-12.000%, 12/13/07-
      02/15/29, total market value
      $153,000,257)                                    $  150,000   $   150,000
   Deutsche Bank Securities, Inc.
      4.820%, dated 10/31/07, matures on
      11/01/07, repurchase price $157,229,168
      (collateralized by various U.S. agency
      obligations, ranging in par value from
      $2,751,000-$59,035,000, 0.000%-
      5.500%, 01/07/08-11/17/15, total
      market value $160,352,911)                          157,208       157,208
   Goldman Sachs & Co.
      4.780%, dated 10/31/07, matures on
      11/01/07, repurchase price $30,003,983
      (collateralized by various U.S. agency
      obligations, ranging in par value from
      $1,621,000-$3,000,000, 3.000%-
      6.250%, 02/27/08-04/20/22, total
      market value $30,600,742)                            30,000        30,000
   JPMorgan Securities, Inc.
      4.730%, dated 10/31/07, matures on
      11/01/07, repurchase price $30,003,942
      (collateralized by a U.S. agency obligation,
      par value $56,625,000, 8.875%,
      07/15/20, total market value
      $30,600,715)                                         30,000        30,000
   Lehman Brothers, Inc.
      4.740%, dated 10/31/07, matures on
      11/01/07, repurchase price $30,003,950
      (collateralized by a U.S. agency obligation,
      par value from $27,265,000, 5.880%,
      04/01/36, total market value
      $30,605,416)                                         30,000        30,000

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Merrill Lynch Government Securities, Inc.
      4.750%, dated 10/31/07, matures on
      11/01/07, repurchase price $30,003,958
      (collateralized by various U.S. agency
      obligations, ranging in par value
      from $32,000-$20,000,000,
      0.000%-3.000%, 11/01/07-
      05/15/14, total market value
      $30,604,640)                                     $   30,000   $    30,000
                                                                    -----------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $487,208)                                                   487,208
                                                                    -----------

TOTAL INVESTMENTS - 100.2%
   (Cost $638,336) +                                                $   638,336
                                                                    ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $637,251,414.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   SECURITY IS CALLABLE @ 100.

(B) ADJUSTABLE RATE SECURITY - THE RATE SHOWN IS THE RATE IN EFFECT ON OCTOBER 31, 2007.

(C) DEMAND FEATURE - THE DATE SHOWN IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC - LIMITED LIABILITY COMPANY
RB - REVENUE BOND
SER - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY BILLS * - 88.5%
--------------------------------------------------------------------------------
   U.S. Treasury Bills
      2.842%, 11/01/07                                  $  81,232   $    81,232
      3.956%, 11/08/07                                     34,766        34,740
      3.100%, 11/15/07                                    100,000        99,882
      3.870%, 11/23/07                                     32,176        32,101
      3.923%, 11/29/07                                     14,584        14,540
      3.638%, 12/06/07                                    216,461       215,711
      3.869%, 12/27/07                                    127,107       126,359
      3.738%, 01/03/08                                     48,850        48,538
      3.851%, 01/10/08                                     68,913        68,410
      4.134%, 04/03/08                                     27,375        26,907
      4.267%, 04/10/08                                     20,067        19,697
                                                                    -----------

   TOTAL U.S. TREASURY BILLS
      (Cost $768,117)                                                   768,117
                                                                    -----------

--------------------------------------------------------------------------------
U.S. TREASURY NOTE - 11.5%
--------------------------------------------------------------------------------
   U.S. Treasury Note
      3.000%, 11/15/07                                    100,000        99,927
                                                                    -----------

   TOTAL U.S. TREASURY NOTE
      (Cost $99,927)                                                     99,927
                                                                    -----------

TOTAL INVESTMENTS - 100.0%
   (Cost $868,044) +                                                $   868,044
                                                                    ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $867,727,007.

*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                               WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           HighMark Funds


By (Signature and Title)*              /s/ Earle A. Malm II
                                       --------------------------
                                       Earle A. Malm II, President

Date:  December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Earle A. Malm II
                                       --------------------------
                                       Earle A. Malm II, President

Date:  December 28, 2007


By (Signature and Title)*              /s/ Colleen Cummings
                                       ----------------------------
                                       Colleen Cummings, Chief Financial Officer

Date:  December 28, 2007


* Print the name and title of each signing officer under his or her signature.